SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 10                  [X]
                             (File No. 33-62457)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 26                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

AMERICAN EXPRESS

SUCCESSION SELECT(SM)
VARIABLE LIFE INSURANCE


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information about the life insurance policy that you should know before investing in American Express Variable Succession Select Life Insurance(SM) (Succession Select).


The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                6

FEE TABLES                                                                     7

     Transaction Fees

     Charges Other than Fund Operating Expenses                                7

     Annual Operating Expenses of the Funds                                    9
LOADS, FEES AND CHARGES                                                       12
     Premium Expense Charge                                                   12
     Monthly Deduction                                                        12
     Surrender Charge                                                         13
     Partial Surrender Charge                                                 14
     Mortality and Expense Risk Charge                                        14
     Transfer Charge                                                          14
     Annual Operating Expenses of the Funds                                   14
     Effect of Loads, Fees and Charges                                        14
     Other Information on Charges                                             14
IDS LIFE                                                                      14
THE VARIABLE ACCOUNT                                                          14
THE FUNDS                                                                     15
     Relationship Between Funds and Subaccounts                               22
     Substitution of Investments                                              22
     Voting Rights                                                            22
THE FIXED ACCOUNT                                                             22
PURCHASING YOUR POLICY                                                        23
     Application                                                              23
     Premiums                                                                 23
POLICY VALUE CREDITS                                                          24
POLICY VALUE                                                                  24
     Fixed Account                                                            24
     Subaccounts                                                              24
KEEPING THE POLICY IN FORCE                                                   25
     Minimum Initial Premium Period                                           25
     Death Benefit Guarantees                                                 25
     Grace Period                                                             26
     Reinstatement                                                            26
     Exchange Right                                                           27
PROCEEDS PAYABLE UPON DEATH                                                   27
     Change in Death Benefit Option                                           27
     Changes in Specified Amount                                              28
     Misstatement of Age or Sex                                               28
     Suicide                                                                  28
     Beneficiary                                                              28
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           28
     Restrictions on Transfers                                                28
     Fixed Account Transfer Policies                                          29
     Minimum Transfer Amounts                                                 29
     Maximum Transfer Amounts                                                 29
     Maximum Number of Transfers Per Year                                     29
     Automated Transfers                                                      30
     Automated Dollar-Cost Averaging                                          30
     Asset Rebalancing                                                        31
POLICY LOANS                                                                  31
     Minimum Loan Amounts                                                     31
     Maximum Loan Amounts                                                     31
     Allocation of Loans to Accounts Repayments                               31
     Repayments                                                               31
     Overdue Interest                                                         31
     Effect of Policy Loans                                                   31
POLICY SURRENDERS                                                             32
     Total Surrenders                                                         32
     Partial Surrenders                                                       32
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             33
PAYMENT OF POLICY PROCEEDS                                                    34
     Payment Options                                                          34
     Deferral of Payments                                                     34
FEDERAL TAXES                                                                 34
     IDS Life's Tax Status                                                    35
     Taxation of Policy Proceeds                                              35
     Modified Endowment Contracts                                             36
     Other Tax Considerations                                                 36
LEGAL PROCEEDINGS                                                             37

POLICY ILLUSTRATIONS                                                          38
     Understanding the Illustrations                                          38
KEY TERMS                                                                     41
FINANCIAL STATEMENTS                                                          42


     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS

       POLICY BENEFIT                     WHAT IT MEANS                                 HOW IT WORKS
------------------------------   --------------------------------   ----------------------------------------------------
DEATH BENEFIT                    We will pay a benefit to the       The relationship between the policy value and the
                                 beneficiary of the policy when     death benefit depends on which of two death benefit
                                 both insureds have died. Before    options you choose:
                                 the youngest insured's attained
                                 insurance age 100, your policy's   -  OPTION 1 (LEVEL AMOUNT): The death benefit on the
                                 death benefit on the last             date of the last surviving insured's death is the
                                 surviving insured's death can         greater of the specified amount or a percentage
                                 never be less than the specified      of policy value.
                                 amount unless you change that
                                 amount or your policy has          -  OPTION 2 (VARIABLE AMOUNT): The death benefit on
                                 outstanding indebtedness.             the date of the last surviving insured's death is
                                                                       the greater of the specified amount plus the
                                                                       policy value, or a percentage of policy value.

                                                                    You may change the death benefit option or specified
                                                                    amount within certain limits, but doing so generally
                                                                    will affect policy charges.

                                                                    On or after the youngest insured's attained
                                                                    insurance age 100, the death benefit of the last
                                                                    surviving insured will be the greater of:

                                                                    -  the policy value on the date of death of the last
                                                                       surviving insured minus any indebtedness on the
                                                                       date of the death of the last surviving insured;
                                                                       or

                                                                    -  the policy value of the youngest insured's age
                                                                       100 minus any indebtedness on the date of the
                                                                       last surviving insured's death.

OPTIONAL INSURANCE BENEFITS      You may add optional benefits to   AVAILABLE RIDERS YOU MAY ADD:
                                 your policy at an additional
                                 cost, in the form of riders (if    -  FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                                 you meet certain requirements).       provides a specifed amount of term insurance. The
                                 The amounts of these benefits do      FYT death benefit is paid if both insureds die
                                 not vary with investment              during the first four policy years.
                                 experience of the variable
                                 account. Certain restrictions      -  POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                                 apply and are clearly described       policy to be split into two individual permanent
                                 in the applicable rider.              plans of life insurance then offered by us for
                                                                       exchange, one on the life of each insured, upon
                                                                       the occurrence of a divorce of the insureds or
                                                                       certain changes in federal estate tax law. (See
                                                                       "Federal Taxes")

                                                                    -  SURVIVOR TERM INSURANCE RIDER (STR): STR provides
                                                                       a level, term death benefit payable upon the
                                                                       death of the last surviving insured before the
                                                                       youngest insured's attained insurance age 100.

MINIMUM INITIAL GUARANTEE        Your policy will not lapse (end    MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT         without value) if the Minimum      during the early years of the policy when you may
GUARANTEES (DBG)                 Initial Premium Period or any of   choose to pay the minimum initial premium as long as
                                 the DBG options are in effect,     the policy value minus indebtedness equals or
                                 even if the cash surrender value   exceeds the monthly deduction.
                                 is less than the amount needed
                                 to pay the monthly deduction.      DEATH BENEFIT GUARANTEES: Each policy has the
                                                                    following two DBG options which remain in effect if
                                                                    you meet certain premium requirements and
                                                                    indebtedness does not exceed the policy value minus
                                                                    surrender charges:

                                                                    -  DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85)
                                                                       guarantees the policy will not lapse before the
                                                                       youngest insured's attained insurance age 85 (or
                                                                       15 policy years, if later).

                                                                    -  DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                                       guarantees the policy will not lapse before the
                                                                       youngest insured's attained insurance age 100.

                                                                    The DBG-85 and DBG-100 are not available in
                                                                    Massachussetts and Texas.


     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE-- PROSPECTUS

       POLICY BENEFIT                     WHAT IT MEANS                                 HOW IT WORKS
------------------------------   --------------------------------   ----------------------------------------------------
FLEXIBLE PREMIUMS                You choose when to pay premiums    When you apply for your policy, you state how much
                                 and how much premium to pay.       you intend to pay and whether you will pay
                                                                    quarterly, semiannually or annually. You may also
                                                                    make additional, unscheduled premium payments
                                                                    subject to certain limits. You cannot make premium
                                                                    payments on or after the youngest insured's attained
                                                                    insurance age 100. We may refuse premiums in order
                                                                    to comply with the Code. Although you have
                                                                    flexibility in paying premiums, the amount and
                                                                    frequency of your payments will affect the policy
                                                                    value, cash surrender value and the length of time
                                                                    your policy will remain in force as well as affect
                                                                    whether any of the DBG options remain in effect.

POLICY VALUE CREDITS             You may receive a credit to your   If you have met certain premium requirements, we
                                 policy value beginning in the      currently credit the policy value on a pro rata
                                 second policy year.                basis with an amount equal on an annual basis to
                                                                    .15% of the policy value. We reserve the right to
                                                                    change the credit percentage. No minimum credit is
                                                                    guaranteed. We reserve the right to calculate and
                                                                    apply the policy value credit on a monthly,
                                                                    quarterly, semi-annual or annual basis as we
                                                                    determine.

RIGHT TO EXAMINE                 You may return your policy for     You may mail or deliver the policy to our home
YOUR POLICY ("FREE LOOK")        any reason and receive a full      office or to your sales representative with a
                                 refund of all premiums paid.       written request for cancellation by the 20th day
                                                                    after you receive it. On the date your request is
                                                                    postmarked or received, the policy will immediately
                                                                    be considered void from the start.

                                                                    Under our current administrative practice, your
                                                                    request to cancel the policy under the "Free Look"
                                                                    provision will be honored if received at our home
                                                                    office within 30 days from the latest of the
                                                                    following dates:

                                                                    -  The date we mail the policy from our office

                                                                    -  The policy date (only if the policy is issued in
                                                                       force)

                                                                    -  The date your sales representative delivers the
                                                                       policy to you as evidenced by our policy delivery
                                                                       receipt, which you must sign and date.

                                                                    We reserve the right to change or discontinue this
                                                                    administrative practice at any time.

EXCHANGE RIGHT                   For two years after the policy     Because the policy itself offers a fixed return
                                 is issued, you can exchange it     option, all you need to do is transfer all of the
                                 for one that provides benefits     policy value in the subaccounts to the fixed
                                 that do not vary with the          account. This exchange does not require our
                                 investment return of the           underwriting approval. We do not issue a new policy.
                                 subaccounts.                       State restrictions may apply.

INVESTMENT CHOICES               You may direct your net premiums
                                 or transfer your policy's value
                                 to:

                                 -  THE VARIABLE ACCOUNT which      -  UNDER THE VARIABLE ACCOUNT your policy's value
                                    consists of subaccounts, each      may increase or decrease daily, depending on the
                                    of which invests in a fund         investment return. No minimum amount is
                                    with a particular investment       guaranteed.
                                    objective; or
                                                                    -  THE FIXED ACCOUNT earns interest rates that we
                                 -  THE FIXED ACCOUNT which is         adjust periodically. This rate will never be
                                    our general investment             lower than 4%.
                                    account.


     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE-- PROSPECTUS

       POLICY BENEFIT                     WHAT IT MEANS                                 HOW IT WORKS
------------------------------   --------------------------------   ----------------------------------------------------
SURRENDERS                       You may cancel the policy while    The cash surrender value is the policy value minus
                                 it is in force and receive its     indebtedness minus any applicable surrender charges.
                                 cash surrender value or take a     Partial surrenders are available within certain
                                 partial surrender out of your      limits for a fee.
                                 policy.

LOANS                            You may borrow against your        Your policy secures the loan.
                                 policy's cash surrender value.

TRANSFERS                        You may transfer your policy's     You may, at no charge, transfer policy value from
                                 value.                             one subaccount to another or between subaccounts and
                                                                    the fixed account. Certain restrictions may apply to
                                                                    transfers. You can also arrange for automated
                                                                    transfers among the fixed account and subaccounts.


POLICY RISKS


       POLICY BENEFIT                     WHAT IT MEANS                                 WHAT CAN HAPPEN
------------------------------   --------------------------------   ----------------------------------------------------
INVESTMENT RISK                  You direct your net premiums or    -  You can lose cash values due to adverse
                                 transfer your policy's value to       investment experience. No minimum amount is
                                 a subaccount that drops in            guaranteed under the subaccounts of the variable
                                 value.                                account.

                                                                    -  Your death benefit under Option 2 may be lower
                                                                       due to adverse investment experience.

                                                                    -  Your policy could lapse due to adverse investment
                                                                       experience if neither the Minimum Initial
                                                                       Guarantee Period nor any of the DBG options are
                                                                       in effect and you do not pay premium needed to
                                                                       maintain coverage.

                                 You transfer your policy's value   -  The value of the subaccount from which you
                                 between subaccounts.                  transferred could increase while the value of the
                                                                       subaccount to which you transferred could
                                                                       decrease.

RISK OF LIMITED POLICY           The policy is not suitable as a    -  If you are unable to afford the premiums needed
VALUES IN EARLY YEARS            short-term investment.                to keep the policy in force for a long period of
                                                                       time, your policy could lapse with no value.

                                 Your policy has little or no       -  Surrender charges apply to this policy for the
                                 cash surrender value in the           first 15 policy years. Surrender charges can
                                 early policy years.                   significantly reduce policy value. Poor
                                                                       investment performance can also significantly
                                                                       reduce policy values. During early policy years
                                                                       the cash surrender value may be less than the
                                                                       premiums you pay for the policy.

                                 Your ability to take partial       -  You cannot take partial surrenders during the
                                 surrenders is limited.                first policy year.

LAPSE RISK                       You do not pay the premiums        -  We will not pay a death benefit if your policy
                                 needed to maintain coverage.          lapses.

                                 Your policy may lapse due to       -  Surrender charges affect the surrender value,
                                 surrender charges.                    which is a measure we use to determine whether
                                                                       your contract will enter a grace period (and
                                                                       possibly lapse). A partial surrender will reduce
                                                                       the policy value, will reduce the death benefit
                                                                       and may terminate any of the DBG options.

                                 You take a loan against your       -  Taking a loan increases the risk that your policy
                                 policy.                               will lapse, will have a permanent effect on the
                                                                       policy value, will reduce the death benefit and
                                                                       may terminate any of the DBG options.

                                 Your policy can lapse due to       -  Your policy could lapse due to adverse investment
                                 poor investment performance.          experience if neither the Minimum Initial Premium
                                                                       Period nor any of the DBG options are in effect
                                                                       and you do not pay premium needed to maintain
                                                                       coverage


     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE-- PROSPECTUS

       POLICY BENEFIT                     WHAT IT MEANS                                 WHAT CAN HAPPEN
------------------------------   --------------------------------   ----------------------------------------------------
EXCHANGE/REPLACEMENT RISK        You drop another policy to buy     -  You may pay surrender charges on the policy you
                                 this one.                             drop.

                                                                    -  This policy has surrender charges, which may
                                                                       extend beyond those in the policy you drop.

                                                                    -  You will be subject to new incontestability and
                                                                       suicide periods.

                                                                    -  You may be in a higher insurance risk-rating
                                                                       category now and you may pay higher premiums.

                                 You use cash values or dividends   -  If you borrow from another policy to buy this
                                 from another policy to buy this       one, the loan reduces the death benefit on the
                                 one.                                  other policy. If you fail to repay the loan and
                                                                       accrued interest, you could lose the other
                                                                       coverage and you may be subject to income tax if
                                                                       the policy ends with a loan against it.

                                                                    -  The exchange may have adverse tax consequences.

TAX RISK                         Congress may change current tax    -  You could lose any or all of the specific federal
                                 law at any time.                      income tax attributes and benefits of a life
                                                                       insurance policy including tax-deferred accrual
                                                                       of cash values and income tax free death
                                                                       benefits.
                                 The Internal Revenue Service
                                 (IRS) may change how it
                                 interprets tax law.

                                 The policy fails to qualify as     -  Increases in cash value are taxable as ordinary
                                 life insurance for federal            income. Your beneficiary may have to pay income
                                 income tax purposes.                  tax on part of the death benefit.

                                 Certain changes you make to the    -  Cash values taken from or assigned under a
                                 policy may cause it to become a       modified endowment contract before the owner's
                                 "modified endowment contract"         age 59 1/2 will be subject to a 10% penalty tax
                                 for federal income tax purposes.      in most cases in addition to federal income
                                                                       taxes.

                                 The IRS determines that you, not   -  You may be taxed on the income of each subaccount
                                 the Variable Account, are the         to the extent of your investment.
                                 owner of the fund shares held by
                                 our Variable Account.

                                 You buy this policy to fund a      -  The tax-deferred accrual of cash values provided
                                 tax-deferred retirement plan.         by the policy is unnecessary because tax deferral
                                                                       is provided by the tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE-- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


          CHARGE                      WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
------------------------------   --------------------------------   ----------------------------------------------------
PREMIUM EXPENSE CHARGE           When you pay premium.              5% of each premium payment.

SURRENDER CHARGE*                When you surrender your policy     RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                                 for its full cash surrender
                                 value, or the policy lapses,       MINIMUM: $2.35 -- Female, Standard Nonsmoker, Age
                                 during the first 15 policy         15; Male, Standard Nonsmoker, Age 90

                                                                    MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age
                                                                    70; Male, Standard Nonsmoker, Age 70

                                                                    REPRESENTATIVE INSURED: $18.6949 -- Female,
                                                                    Preferred Nonsmoker, Age 55; Male, Standard
                                                                    Nonsmoker, Age 55

PARTIAL SURRENDER CHARGE         When you surrender part of the     The lesser of:
                                 value of your policy.
                                                                    -  $25; or

                                                                    -  2% of the amount surrendered.

TRANSFER CHARGE                  Upon transfer, if we impose a      MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers per year
                                 by mail or phone per policy        CURRENT: No charge.
                                 year.

FEES FOR EXPRESS MAIL AND WIRE   When we pay policy proceeds by     -  $15 -- United States
TRANSFERS OF LOAN PAYMENTS AND   express mail or wire transfer.
SURRENDERS                                                          -  $30 -- International


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


          CHARGE                      WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
------------------------------   --------------------------------   ----------------------------------------------------
COST OF INSURANCE CHARGES+       Monthly.                           MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                    MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                                    Female, Standard, Age 15: Duration 1

                                                                    MAXIMUM: $83.33-- Male, Smoker, Age 85; Male,
                                                                    Smoker, Age 90: Duration 15

                                                                    REPRESENTATIVE INSUREDS: $.0044-- Male, Standard
                                                                    Nonsmoker, Age 55; Female, Preferred, Nonsmoker, Age
                                                                    55: Duration 1

POLICY FEE                       Monthly.                           MAXIMUM:

                                                                    -  $20 per month for first 10 policy years; and

                                                                    -  $7.50 per month for policy years 11+.

                                                                    CURRENT:

                                                                    -  $20 per month for the first 10 policy years.



+ This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.


     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE-- PROSPECTUS

          CHARGE                      WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
------------------------------   --------------------------------   ----------------------------------------------------
ADMINISTRATIVE CHARGE+           Monthly.                           MONTHLY RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:

                                                                    MAXIMUM:
                                                                    Years 1-10 $.07
                                                                    Years 11+ $.02

                                                                    CURRENT:      YOUNGEST INSURED'S AGE
                                                                       PER $1,000 OF INITIAL SPECIFIED AMOUNT PER MONTH
                                                                                 15-39       40-59        60+
                                                                    Years 1-1     $.04        $.05        $.06
                                                                    Years 11+     $.00        $.00        $.00

                                                                    REPRESENTATIVE INSUREDS:
                                                                    Male, Standard Nonsmoker, Age 55;
                                                                    Female, Preferred, Nonsmoker, Age 55
                                                                    Years 1-10 $.05
                                                                    Years 11+ $.00

MORTALITY AND EXPENSE            Daily.                             MAXIUMUM:
RISK CHARGE                                                         -  .90% of the average daily net asset value of the
                                                                       subaccounts for all policy years.

                                                                    CURRENT:
                                                                    -  .90% of the average daily net asset value of the
                                                                       subaccounts for policy years 1-10; and
                                                                    -  .45% of the average daily net asset value of the
                                                                       subaccounts for policy years 11+.

INTEREST RATE ON LOANS           Charged daily and due at the end   MAXIMUM: 6% per year.
                                 of the policy year
                                                                    CURRENT:
                                                                    -  6% for policy years 1-10;
                                                                    -  4% for policy years 11+.

FOUR-YEAR TERM                   Monthly.                           MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE
INSURANCE RIDER (FYT)+**                                            AMOUNT:

                                                                    MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                                    Female, Standard, Age 15; Duration 1

                                                                    MAXIMUM: $18.51 -- Male, Smoker, Age 90; $18.51 --
                                                                    Male, Smoker, Age 85: Duration 4

                                                                    REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                    Nonsmoker,  Age 55; Female, Preferred Nonsmoker,
                                                                    Age 55: Duration 1

POLICY SPLIT OPTION RIDER        Monthly.                           Monthly rate is $.06 per $1,000 of the current base
(PSO)                                                               policy specified amount plus the STR specified
                                                                    amount.

SURVIVOR TERM                    Monthly.                           MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE
RIDER (STR) +***                                                    AMOUNT:

                                                                    MINIMUM: $.00006 -- Female, Standard Nonsmoker,
                                                                    Age 15; Female, Standard Nonsmoker, Age 15;
                                                                    Duration 1

                                                                    MAXIMUM: $83.33 -- Male, Smoker, Age 75; $83.33 --
                                                                    Male, Smoker, Age 75; Duration 25

                                                                    REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                    Nonsmoker, Age 55 and $.0044 - Female, Preferred,
                                                                    Nonsmoker, Age 55; Duration 1


   + This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.


  ** This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.


 *** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

     AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                 MINIMUM                         MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements        .54%                            2.36%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
IDS Life Series Fund, Inc. -
      Equity Portfolio                                                    .70%           --%           .03%           .73%(1)
      Equity Income Portfolio                                             .70            --            .74           1.44(2)
      Government Securities Portfolio                                     .70            --            .13            .83(2)
      Income Portfolio                                                    .70            --            .07            .77(1)
      International Equity Portfolio                                      .95            --            .07           1.02(1)
      Managed Portfolio                                                   .70            --            .04            .74(1)
      Money Market Portfolio                                              .50            --            .04            .54(1)
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                            .53           .13            .13            .79(3)
      Bond Fund                                                           .60           .13            .07            .80(3)
      Capital Resource Fund                                               .62           .13            .05            .80(3)
      Cash Management Fund                                                .51           .13            .05            .69(3)
      Diversified Equity Income Fund                                      .56           .13            .18            .87(3)
      Emerging Markets Fund                                              1.18           .13           1.05           2.36(4)
      Extra Income Fund                                                   .62           .13            .08            .83(3)
      Federal Income Fund                                                 .61           .13            .09            .83(3)
      Global Bond Fund                                                    .84           .13            .11           1.08(3)
      Growth Fund                                                         .56           .13            .12            .81(3)
      International Fund                                                  .84           .13            .10           1.07(3)
      Managed Fund                                                        .60           .13            .04            .77(3)
      NEW DIMENSIONS FUND(R)                                              .61           .13            .05            .79(3)
      S&P 500 Index Fund                                                  .29           .13            .40            .82(4)
      Small Cap Advantage Fund                                            .73           .13            .25           1.11(3)
      Strategy Aggressive Fund                                            .62           .13            .06            .81(3)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                          .61            --            .24            .85(5)
      Capital Development Fund, Series I Shares                           .75            --            .39           1.14(5)
      Core Equity Fund, Series I Shares                                   .61            --            .17            .78(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                          1.30            --             --           1.30(6)
      VP Value, Class I                                                   .95            --             --            .95(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                           .70            --            .21            .91(7)


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                           MANAGEMENT      12b-1       OTHER         ANNUAL
                                                                              FEES         FEES      EXPENSES      EXPENSES
Credit Suisse Trust
      Emerging Growth Portfolio                                               .90%           --%        .46%         1.36%(8)
      Small Cap Growth Portfolio                                              .90            --         .24          1.14(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                                 .48           .10         .11           .69(9)
      Mid Cap Portfolio Service Class                                         .58           .10         .12           .80(9)
      Overseas Portfolio Service Class                                        .73           .10         .17          1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                                     .53           .25         .04           .82(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2                      .59           .25         .20          1.04(11),(12)
      Templeton Foreign Securities Fund - Class 2                             .70           .25         .20          1.15(11),(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                          .75            --         .50          1.25(13)
      CORE(SM) U.S. Equity Fund                                               .70            --         .16           .86(13)
      Mid Cap Value Fund                                                      .80            --         .13           .93(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                             .65           .25         .07           .97(14)
      International Growth Portfolio: Service Shares                          .65           .25         .09           .99(14)
      Mid Cap Growth Portfolio: Service Shares                                .65           .25         .02           .92(14)
      (previously Janus Aspen Series Aggressive Growth Portfolio:
        Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                          .75           .25         .65          1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class                           .75           .25         .13          1.13(16),(17)
      New Discovery Series - Service Class                                    .90           .25         .15          1.30(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                             .68           .25         .10          1.03(9)
      Putnam VT International New Opportunities Fund - Class IB Shares       1.00           .25         .27          1.52(9)
      Putnam VT New Opportunities Fund - Class IA Shares                      .57            --         .06           .63(9)
      Putnam VT Vista Fund - Class IB Shares                                  .64           .25         .10           .99(9)
Royce Capital Fund
      Micro-Cap Portfolio                                                    1.25            --         .13          1.38(18)
Third Avenue
      Value Portfolio                                                         .90            --         .40          1.30(19)
Wanger
      International Small Cap                                                1.24            --         .23          1.47(20)
      U.S. Smaller Companies                                                  .94            --         .11          1.05(20)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

(1)  Annual operating expenses for the fiscal year ending April 30, 2002.

(2) IDS Life has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(5) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(10) The Fund administration fee is paid indirectly through the management fee.


(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(12) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(19) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

Components of the monthly deduction

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a X (b - c)] where:

  (a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

      We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

  (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

  (c) IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $.05 and for insurance ages 60 and over, the rate is $.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")


NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $950,000.


           LAPSE OR SURRENDER                                MAXIMUM
          AT BEGINNING OF YEAR                          SURRENDER CHARGE
                   1                                       $17,760.11
                   2                                        17,760.11
                   3                                        17,760.11
                   4                                        17,760.11
                   5                                        17,760.11
                   6                                        17,760.11
                   7                                        15,984.09
                   8                                        14,208.08
                   9                                        12,432.11
                  10                                        10,656.06
                  11                                         8,880.06
                  12                                         7,104.04
                  13                                         5,328.03
                  14                                         3,552.02
                  15                                         1,776.01
                  16                                               0

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $950,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $950 multiplied by $21.0979 multiplied by $0.8861,which equals $17,760.11.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .9% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .9% for all policy years. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  administrative charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  policy fees;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
U               IDS Life Series Fund    Objective: capital appreciation. Invests primarily   IDS Life, adviser;
                - Equity Portfolio      in common stocks and securities convertible into     American Express Financial
                                        common stock.                                        Corporation (AEFC),
                                                                                             subadviser.

FEI             IDS Life Series Fund    Objective: to provide a high level of current        IDS Life, adviser; AEFC,
                - Equity Income         income and, as a secondary goal, steady growth of    subadviser.
                Portfolio               capital. Invests primarily in equity securities.
                                        Under normal market conditions, the Fund
                                        will invest at least 80% of its net
                                        assets in equity securities.

Y               IDS Life Series Fund    Objective: to provide a high level of current        IDS Life, adviser; AEFC,
                - Government            income and safety of principal. Under normal         subadviser.
                Securities Portfolio    market conditions, at least 80% of the Fund's  net
                                        assets are invested in securities issued or
                                        guaranteed as to principal and interest by the
                                        U.S. government and its agencies.

V               IDS Life Series Fund    Objective: to maximize current income while          IDS Life, adviser; AEFC,
                - Income Portfolio      attempting to conserve the value of the investment   subadviser.
                                        and to continue the high level of income
                                        for the longest period of time. Under
                                        normal market conditions, the Fund
                                        primarily will invest in debt
                                        securities. At least 50% of net assets
                                        are invested in investment grade
                                        corporate bonds, certain unrated debt
                                        obligations that are believed to be of
                                        the same investment quality and
                                        government securities.

IL              IDS Life Series Fund    Objective: capital appreciation. Under normal        IDS Life, adviser; AEFC,
                - International         market conditions, at least 80% of the Fund's  net   subadviser.
                Equity Portfolio        assets will be invested in equity securities.
                                        Invests primarily in securities of
                                        companies located outside of the U.S.

X               IDS Life Series Fund    Objective: to maximize total investment return       IDS Life, adviser; AEFC,
                - Managed Portfolio     through a combination of capital appreciation and    subadviser.
                                        current income. Invests primarily in a
                                        combination of equity and debt
                                        securities. The Fund will invest in a
                                        combination of common and preferred
                                        stocks, convertible securities, debt
                                        securities, and money market
                                        instruments. Investments will be
                                        continueously adjusted subject to the
                                        following three net asset limits: (1) up
                                        to 75% in equity securities, (2) up to
                                        75% in bonds or other debt securities,
                                        and (3) up to 100% in money market
                                        instruments, of the assets invested in
                                        bonds, at least 50% will be investment
                                        grade corporate bonds (or in other bonds
                                        that the investment manager believes
                                        have the same investment qualities) and
                                        in government bonds.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
W               IDS Life Series Fund    Objective: The Fund's assets primarily are           IDS Life, adviser; AEFC,
                - Money Market          invested in money market instruments, such as        subadviser.
                Portfolio               marketable debt obligations issued by the  U.S.
                                        government or its agencies, bank
                                        certificates of deposit, bankers'
                                        acceptances, letters of credit, and
                                        commercial paper, including asset-backed
                                        commercial paper.

FBC             AXP(R) Variable         Objective: long-term total return exceeding that     IDS Life, adviser; AEFC,
                Portfolio - Blue Chip   of the U.S. stock market. Invests primarily in       subadviser.
                Advantage Fund          blue chip stocks. Blue chip stocks are issued by
                                        companies with a market capitalization
                                        of at least $1 billion, an established
                                        management, a history of consistent
                                        earnings and a leading position within
                                        their respective industries.

FBD             AXP(R) Variable         Objective: high level of current income while        IDS Life, adviser; AEFC,
                Portfolio - Bond Fund   conserving the value of the investment and           subadviser.
                (effective 6/27/03      continuing a high level of income for the
                longest AXP(R) Variable time period. Invests primarily in bonds
                Portfolio - Bond Fund   and other debt obligations.
                will change to AXP(R)
                Variable Portfolio -
                Diversified Bond Fund)

FCR             AXP(R) Variable         Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
                Portfolio - Capital     in U.S. common stocks and other securities           subadviser.
                Resource Fund           convertible into common stocks.

FCM             AXP(R) Variable         Objective: maximum current income consistent with    IDS Life, adviser; AEFC,
                Portfolio - Cash        liquidity and stability of principal. Invests        subadviser.
                Management Fund         primarily in money market securities.

FDE             AXP(R) Variable         Objective: high level of current income and, as a    IDS Life, adviser; AEFC,
                Portfolio -             secondary goal, steady growth of capital. Invests    subadviser.
                Diversified Equity      primarily in dividend-paying common and preferred
                Income Fund             stocks.

FEM             AXP(R) Variable         Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
                Portfolio - Emerging    primarily in equity securities of companies in       subadviser.; American
                Markets Fund            emerging market countries.                           Express Asset Management
                                                                                             International, Inc.,  a
                                                                                             wholly-owned subsidiary of
                                                                                             AEFC, subadviser.

FEX             AXP(R) Variable         Objective: high current income, with capital         IDS Life, adviser; AEFC,
                Portfolio - Extra       growth as a secondary objective. Invests primarily   subadviser.
                Income Fund             in high-yielding, high-risk corporate bonds (junk
                (effective 6/27/03      bonds) issued by U.S. and foreign companies and
                AXP(R) Variable         governments.
                Portfolio - Extra
                Income Fund will
                change to AXP(R)
                Variable Portfolio -
                High Yield Bond Fund)

FFI             AXP(R) Variable         Objective: a high level of current income and        IDS Life, adviser; AEFC,
                Portfolio - Federal     safety of principal consistent with an investment    subadviser.
                Income Fund             in U.S. government and government agency
                (effective 6/27/03      securities. Invests primarily in debt obligations
                AXP(R) Variable         issued or guaranteed as to principal and interest
                Portfolio - Federal     by the U.S. government, its agencies or
                Income Fund will        instrumentalities.
                change to AXP(R)
                Variable Portfolio -
                Short Term U.S.
                Government Fund)


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
FGB             AXP(R) Variable         Objective: high total return through income and      IDS Life, adviser; AEFC,
                Portfolio - Global      growth of capital. Non-diversified mutual fund       subadviser.
                Bond Fund               that invests primarily in debt obligations of U.S.
                                        and foreign issuers.

FGR             AXP(R) Variable         Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
                Portfolio - Growth      primarily in common stocks and securities            subadviser.
                Fund                    convertible into common stocks that appear to
                                        offer growth opportunities.

FIE             AXP(R) Variable         Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
                Portfolio -             in common stocks or convertible securities of        subadviser.; American
                International Fund      foreign issuers that offer strong growth potential.  Express Asset Management
                                                                                             International, Inc.,  a
                                                                                             wholly-owned subsidiary of
                                                                                             AEFC, subadviser.

FMF             AXP(R) Variable         Objective: maximum total investment return through   IDS Life, adviser; AEFC,
                Portfolio - Managed     a combination of capital growth and current          subadviser.
                Fund                    income. Invests primarily in a combination of
                                        common and preferred stocks, convertible
                                        securities, bonds and other debt securities.

FND             AXP(R) Variable         Objective: long-term growth of capital. Invests      IDS Life, adviser; AEFC,
                Portfolio - NEW         primarily in common stocks showing potential for     subadviser.
                DIMENSIONS FUND(R)      significant growth.

FIV             AXP(R) Variable         Objective: long-term capital appreciation.           IDS Life, adviser; AEFC,
                Portfolio - S&P 500     Non-diversified fund that invests primarily in       subadviser.
                Index Fund              securities that are expected to provide investment
                                        results that correspond to the performance of the
                                        S&P 500(R)Index.

FSM             AXP(R) Variable         Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
                Portfolio - Small Cap   primarily in equity stocks of small companies that   subadviser.; Kenwood
                Advantage Fund          are often included in the Russell 2000 Index         Capital Management LLC,
                                        and/or have market capitalization under $2 billion.  subadviser.

FSA             AXP(R) Variable         Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
                Portfolio - Strategy    in equity securities of growth companies.            subadviser.
                Aggressive Fund

FCA             AIM V.I. Capital        Objective: growth of capital. Invests principally    A I M Advisors, Inc.
                Appreciation Fund,      in common stocks of companies likely to benefit
                Series I Shares         from new or innovative products, services or
                                        processes as well as those with
                                        above-average growth and excellent
                                        prospects for future growth. The Fund
                                        may invest up to 25% of its assets in
                                        foreign securities.

FCD             AIM V.I. Capital        Objective: long-term growth of capital. Invests      A I M Advisors, Inc.
                Development Fund,       primarily in securities (including common stocks,
                Series I Shares         convertible securities and bonds) of small- and
                                        medium-sized companies. The Fund may invest up to
                                        25% of its assets in foreign securities.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
FGI             AIM V.I. Core Equity    Objective: growth of capital. Invests normally at    A I M Advisors, Inc.
                Fund, Series I Shares   least 80% of its net assets, plus the amount of
                                        any borrowings for investment purposes,
                                        in equity securities, including
                                        convertible securities of established
                                        companies that have long-term
                                        above-average growth in earnings and
                                        dividends and growth companies that are
                                        believed to have the potential for
                                        above-average growth in earnings and
                                        dividends. The Fund may invest up to 25%
                                        of its assets in foreign securities.

FIR             American Century(R) VP  Objective: long-term capital growth. Invests         American Century
                International, Class I  primarily in stocks of growing foreign companies     Investment Management, Inc.
                                        in developed countries.

FVL             American Century(R) VP  Objective: long-term capital growth, with income     American Century
                Value, Class I          as a secondary objective. Invests primarily in       Investment Management, Inc.
                                        stocks of companies that management believes to be
                                        undervalued at the time of purchase.

FSB             Calvert Variable        Objective: income and capital growth. Invests        Calvert Asset Management
                Series, Inc. Social     primarily in stocks, bonds and money market          Company, Inc. (CAMCO),
                Balanced Portfolio      instruments which offer income and capital growth    investment adviser. SsgA
                                        opportunity and which satisfy the investment and     Funds Management, Inc. and
                                        social criteria.                                     Brown Capital Management
                                                                                             are the investment
                                                                                             subadvisers.

FEG             Credit Suisse Trust -   Objective: maximum capital appreciation. Invests     Credit Suisse Asset
                Emerging Growth         in U.S. equity securities of emerging-growth         Management, LLC
                Portfolio               companies with growth characteristics such as
                                        positive earnings and potential for accelerated
                                        growth.

FSC             Credit Suisse Trust -   Objective: capital growth. Invests in equity         Credit Suisse Asset
                Small Cap Growth        securities of small U.S. growth companies which      Management, LLC
                Portfolio               are either developing or older companies in a
                                        growth stage, or are providing products or
                                        services with a high-unit volume growth rate.

FGC             Fidelity(R) VIP Growth  Objective: seeks high total return through a         Fidelity Management &
                & Income Portfolio      combination of current income and capital            Research Company (FMR),
                Service Class           appreciation. Normally invests a majority of         investment manager; FMR
                                        assets in common stocks of foreign and domestic      U.K., FMR Far East,
                                        issuers with a focus on those that pay current       sub-investment advisers.
                                        dividends and show potential for capital
                                        appreciation. May invest in bonds, including
                                        lower-quality debt securities, as well as stocks
                                        that are not currently paying dividends, but offer
                                        prospects for future income or capital
                                        appreciation.

FMP             Fidelity(R) VIP Mid Cap Objective: seeks long-term growth of capital.        FMR, investment manager;
                Portfolio Service       Normally invests at least 80% of assets in           FMR U.K., FMR Far East,
                Class                   securities of foreign and domestic companies with    sub-investment advisers.
                                        medium market capitalization common stocks.
                                        Invests in growth or value common
                                        stocks. May invest in companies with
                                        smaller or larger market
                                        capitalizations.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
FOS             Fidelity(R) VIP         Strategy: seeks long-term growth of capital.         FMR, investment manager;
                Overseas Portfolio      Normally invests primarily in common stocks of       FMR U.K., FMR Far East,
                Service Class           foreign securities. Normally invests at least 80%    Fidelity International
                                        of assets in non-U.S. securities.                    Investment Advisors (FIIA)
                                                                                             and FIIA U.K.,
                                                                                             sub-investment advisers.

FRE             FTVIPT Franklin Real    Objective: seeks capital appreciation, with          Franklin Advisers, Inc.
                Estate Fund - Class 2   current income as a secondary goal. The Fund
                                        normally invests at least 80% of its net
                                        assets in investments of companies
                                        operating in the real estate sector. The
                                        Fund invests primarily in equity real
                                        estate investment trusts (REITs).

FSV             FTVIPT Franklin Small   Objective: seeks long-term total return. The Fund    Franklin Advisory
                Cap Value Securities    normally invests at least 80% of its net assets in   Services, LLC
                Fund -  Class 2         investments of small capitalization companies. For
                                        this Fund, small cap companies are those
                                        with market cap values not exceeding
                                        $2.5 billion, at the time of purchase.
                                        The Fund's manager invests in small
                                        companies that it believes are
                                        undervalued.

FIF             FTVIPT Templeton        Objective: seeks long-term capital growth. The       Templeton Investment
                Foreign Securities      Fund normally invests at least 80% of its net        Counsel, LLC
                Fund - Class 2          assets in emerging market investments, primarily
                                        equity securities.

FSE             Goldman Sachs VIT       Objective: The Goldman Sachs VIT CORE Small Cap      Goldman Sachs Asset
                CORE(SM) Small Cap      Equity Fund seeks long-term growth of capital. The   Management, L.P.
                Equity Fund             Fund invests, under normal circumstances, at least
                                        80% of its net assets plus any borrowings for
                CORE(SM) is a service   investment purposes (measured at time or purchase)
                mark of Goldman,        in a broadly diversified portfolio of
                Sachs & Co.             equity investments in small-cap U.S.
                                        issuers, including foreign issuers that
                                        are traded in the United States, within
                                        the range of the market capitalization
                                        of companies constituting the Russell
                                        2000 Index at the time of investment.

FUE             Goldman Sachs VIT       Objective: The Goldman Sachs VIT CORE U.S. Equity    Goldman Sachs Asset
                CORE(SM) U.S. Equity    Fund seeks long-term growth of capital and           Management, L.P.
                Fund                    dividend income. The Fund invests, under normal
                                        circumstances, at least 90% of its total assets
                CORE(SM) is a  service  (not including securities lending collateral and
                mark of Goldman,        any investment of that collateral) measured at
                Sachs & Co.             time of purchase in a broadly diversified
                                        portfolio of large-cap and blue chip equity
                                        investments representing all major sectors of the
                                        U.S. economy.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
FMC             Goldman Sachs VIT Mid   Objective: The Goldman Sachs VIT Mid Cap Value       Goldman Sachs Asset
                Cap Value Fund          Fund seeks long-term capital appreciation. The       Management, L.P.
                                        Fund invests, under normal
                                        circumstances, at least 80% of its net
                                        assets plus any borrowing for investment
                                        purposes (measured at time of purchase)
                                        in a diversified portfolio of equity
                                        investments in mid-capitalization
                                        issuers within the range of the market
                                        capitalization of companies constituting
                                        the Russell Midcap Value Index at the
                                        time of investment.

FGT             Janus Aspen Series      Objective: long-term growth of capital.              Janus Capital
                Global Technology       Non-diversified mutual fund that invests, under
                Portfolio: Service      normal circumstances, at least 80% of its net
                Shares                  assets in securities of companies that the
                                        portfolio manager believes will benefit

                                        significantly from advances or improvements in
                                        technology. It implements this policy by investing
                                        primarily in equity securities of  U.S. and
                                        foreign companies selected for their growth
                                        potential.

FIG             Janus Aspen Series      Objective: long-term growth of capital. Invests,     Janus Capital
                International Growth    under normal circumstances, at least 80% of its
                Portfolio: Service      net assets in securities of issuers from at least
                Shares                  five different countries, excluding the United
                                        States. Although the Portfolio intends
                                        to invest substantially all of its
                                        assets in issuers located outside the
                                        United States, it may at times invest in
                                        U.S. issuers and under unusual
                                        circumstances, it may invest all of its
                                        assets in fewer than five countries or
                                        even a single country.

FAG             Janus Aspen Series      Objective: invests, under normal circumstances, at   Janus Capital
                Mid Cap Growth          least 80% of its net assets in equity securities
                Portfolio: Service      of mid-sized companies whose market capitalization
                Shares (previously      falls, at the time of initial purchase, in the
                Janus Aspen Series      12-month average of the capitalization ranges of
                Aggressive Growth       the Russell Midcap Growth Index.
                Portfolio: Service
                Shares)

FIP             Lazard Retirement       Objective: long-term capital appreciation. Invests   Lazard Asset Management,
                International Equity    primarily in equity securities, principally common   LLC
                Portfolio               stocks, of relatively large non-U.S. companies
                                        with market capitalizations in the range
                                        of the Morgan Stanley Capital
                                        International (MSCI) Europe, Australia
                                        and Far East (EAFE(R)) Index that the
                                        Investment Manager believes are
                                        undervalued based on their earnings,
                                        cash flow or asset values.

FGW             MFS(R) Investors Growth Objective: long-term growth of capital and future    MFS Investment Management(R)
                Stock Series -          income. Invests at least 80% of its net assets in
                Service Class           common stocks and related securities of companies
                                        which MFS(R) believes offer better than
                                        average prospects for long-term growth.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS


SUBACCOUNT      INVESTING IN            INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
FDS             MFS(R) New Discovery    Objective: capital appreciation. Invests in at       MFS Investment Management(R)
                Series - Service Class  least 65% of its net assets in equity securities of emerging growth companies.

FPH             Putnam VT High Yield    Objective: seeks high current income. Capital        Putnam Investment
                Fund - Class IB Shares  growth is a secondary goal when consistent with      Management, LLC
                                        achieving high current income. The fund
                                        pursues its goal by investing mainly in
                                        bonds that are (i) obligations of U.S.
                                        companies, (ii) are below
                                        investment-grade in quality (junk bonds)
                                        and (iii) have intermediate to long-term
                                        maturities (three years or longer).
                                        Under normal circumstances, the fund
                                        invests at least 80% of its net assets
                                        in securities rated below
                                        investment-grade.

FIN             Putnam VT               Objective: long-term capital appreciation. The       Putnam Investment
                International New       fund pursues its goal by investing mainly in         Management, LLC
                Opportunities Fund -    common stocks of companies outside the  United
                Class IB Shares         States with a focus on growth stocks.

FNO             Putnam VT New           Objective: long-term capital appreciation. The       Putnam Investment
                Opportunities Fund -    fund pursues its goal by investing mainly in         Management, LLC
                Class IA Shares         common stocks of U.S. companies with a focus on
                                        growth stocks in sectors of the economy that
                                        Putnam Management believes to have high
                                        growth potential.

FVS             Putnam VT Vista Fund    Objective: capital appreciation. The fund pursues    Putnam Investment
                - Class IB Shares       its goal by investing mainly in common stocks of     Management, LLC
                                        U.S. companies with a focus on growth stocks.

FMI             Royce Micro-Cap         Objective: long-term growth of capital. Invests      Royce & Associates, LLC
                Portfolio               primarily in a broadly diversified portfolio of
                                        equity securities issued by micro-cap
                                        companies (companies with stock market
                                        capitalizations below $400 million).

FVA             Third Avenue Value      Objective: long-term capital appreciation. Invests   Third Avenue Management LLC
                Portfolio               primarily in common stocks of well financed, well
                                        managed companies at a substantial discount to
                                        what the Adviser believes is their true value.

FIC             Wanger International    Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                Small Cap               primarily in stocks of small and medium-size         Management, L.P.
                                        non-U.S. companies with capitalizations of less
                                        than $2 billion at time of purchase.

FSP             Wanger U.S. Smaller     Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                Companies               primarily in stocks of small- and medium-size U.S.   Management, L.P.
                                        companies with capitalizations of less than $5
                                        billion at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

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ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.


We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

-  the sum of premiums paid, minus

-  partial surrenders, minus

-  outstanding indebtedness, equals or exceeds


-  $500,000.

Currently, the policy credit percent is .15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT


We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

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FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

-  the sum of premiums paid; minus


-  partial surrenders; minus


-  outstanding indebtedness; equals or exceeds

-  the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

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If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-  the sum of premiums paid; minus


-  partial surrenders; minus


-  outstanding indebtedness; equals or exceeds

-  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

NOTE: In Massachusetts and Texas, the DBG-85 and DBG-100 are not available.

GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

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EXCHANGE RIGHT

For two years (18 months in Maryland) after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.


OPTION 1 (LEVEL AMOUNT): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-  the specified amount on the date of the last surviving insured's death; or

- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-  the policy value plus the specified amount; or

- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES:                                             OPTION 1             OPTION 2
Specified amount                                     $1,000,000           $1,000,000
Policy value                                         $   50,000             $ 50,000
Death benefit                                        $1,000,000           $1,050,000
Policy value increases to                            $   80,000             $ 80,000
Death benefit                                        $1,000,000           $1,080,000
Policy value decreases to                            $   30,000             $ 30,000
Death benefit                                        $1,000,000           $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

- the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

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IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following costs:

- Monthly deduction because the cost of insurance charges apply to the specified amount.

-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount.


DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charges apply to the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

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We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.
-  For automated transfers -- $50.

From the fixed account to a subaccount:
- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
-  None.

From the fixed account to a subaccount:
-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

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AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                              NUMBER
                                                                AMOUNT               ACCUMULATION            OF UNITS
                                           MONTH               INVESTED               UNIT VALUE             PURCHASED
By investing an  equal number
of dollars each month...                    Jan                  $100                    $20                    5.00

                                            Feb                   100                     16                    6.25

you automatically buy more                  Mar                   100                      9                   11.11
units when the per unit market
price is low...                   ---->     Apr                   100                      5                   20.00

                                            May                   100                      7                   14.29

                                            June                  100                     10                   10.00

                                            July                  100                     15                    6.67
and fewer units when the per
unit market price is high.        ---->     Aug                   100                     20                    5.00

                                            Sept                  100                     17                    5.88

                                            Oct                   100                     12                    8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

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

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception -- see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-  In all other states, 90% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:


-  you surrender the policy;


-  the last surviving insured dies; or

-  the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the client should make the decision as to who the owner and the beneficiary will be after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                              TAXABLE PORTION OF PRE-DEATH PROCEEDS
Full surrender:                                 Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                          Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders
  (modified endowment contracts):               Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments
  (modified endowment contracts):               Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders
  (not modified endowment contracts):           Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable.
                                                However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
 (not modified endowment contracts):            None.**

Payment options:                                OPTION A: Taxed as full surrender (and may be subject to additional 10%
                                                penalty tax if modified endowment contracts). Interest taxed (and not subject to additional 10%  penalty tax).

                                                OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the investment in the policy*
                                                fully recovered taxed and if a modified endowment contract, may be subject to an additional 10% penalty tax.


 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court -- Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE Company, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

-  Cost of insurance charges;

-  Administrative charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.01 % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:

-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $950,000             MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                       FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER             ANNUAL PREMIUM $17,000

         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                         POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST       ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%          0%           6%           12%        0%           6%           12%          0%           6%         12%
   1   $   17,850   $  950,000  $   950,000  $   950,000   $  15,010   $   15,952   $    16,895   $     --   $       --  $        --
   2       36,593      950,000      950,000      950,000      29,667       32,488        35,422     11,907       14,728       17,662
   3       56,272      950,000      950,000      950,000      43,963       49,617        55,735     26,203       31,857       37,975
   4       76,936      950,000      950,000      950,000      57,891       67,350        78,000     40,131       49,590       60,240
   5       98,633      950,000      950,000      950,000      71,439       85,694       102,397     53,679       67,934       84,637
   6      121,414      950,000      950,000      950,000      84,599      104,660       129,130     68,615       88,676      113,145
   7      145,335      950,000      950,000      950,000      97,353      124,250       158,414     83,145      110,041      144,206
   8      170,452      950,000      950,000      950,000     109,688      144,473       190,499     97,255      132,040      178,067
   9      196,824      950,000      950,000      950,000     121,580      165,329       225,650    110,924      154,673      214,994
  10      224,515      950,000      950,000      950,000     133,008      186,821       264,167    124,128      177,941      255,287
  15      385,177      950,000      950,000      950,000     190,200      314,916       536,376    190,200      314,916      536,376
  20      590,227      950,000      950,000    1,056,806     232,953      467,483       987,669    232,953      467,483      987,669
  25      851,929      950,000      950,000    1,822,028     251,691      650,049     1,735,265    251,691      650,049    1,735,265
  30    1,185,933      950,000      950,000    3,106,690     213,057      877,959     2,958,753    213,057      877,959    2,958,753
  35    1,612,217      950,000    1,240,049    5,209,374      43,338    1,180,999     4,961,308     43,338    1,180,999    4,961,308
  40    2,156,276           --    1,574,366    8,336,093          --    1,558,778     8,253,558         --    1,558,778    8,253,558
  45    2,850,648           --    2,053,757   13,835,152          --    2,053,757    13,835,152         --    2,053,757   13,835,152



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $950,000             MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                       FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER             ANNUAL PREMIUM $17,000

        PREMIUM(1)
       ACCUMULATED            DEATH BENEFIT                          POLICY VALUE                      CASH SURRENDER VALUE
END OF WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY  INTEREST        ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR     AT 5%           0%          6%          12%         0%           6%           12%          0%          6%         12%
   1   $   17,850   $  950,000  $   950,000  $   950,000   $  14,766   $   15,700   $    16,634   $     --   $       --  $        --
   2       36,593      950,000      950,000      950,000      29,140       31,928        34,830     11,380       14,168       17,070
   3       56,272      950,000      950,000      950,000      43,108       48,686        54,725     25,348       30,926       36,965
   4       76,936      950,000      950,000      950,000      56,655       65,973        76,468     38,895       48,213       58,708
   5       98,633      950,000      950,000      950,000      69,762       83,783       100,222     52,002       66,023       82,462
   6      121,414      950,000      950,000      950,000      82,401      102,106       126,160     66,417       86,122      110,176
   7      145,335      950,000      950,000      950,000      94,534      120,918       154,466     80,326      106,710      140,258
   8      170,452      950,000      950,000      950,000     106,110      140,187       185,337     93,678      127,755      172,905
   9      196,824      950,000      950,000      950,000     117,062      159,862       218,980    106,406      149,206      208,324
  10      224,515      950,000      950,000      950,000     127,317      179,890       255,631    118,437      171,010      246,751
  15      385,177      950,000      950,000      950,000     168,528      287,184       499,935    168,528      287,184      499,935
  20      590,227      950,000      950,000      953,966     171,566      390,720       891,557    171,566      390,720      891,557
  25      851,929      950,000      950,000    1,611,876      84,399      462,289     1,535,120     84,399      462,289    1,535,120
  30    1,185,933           --      950,000    2,667,735          --      440,805     2,540,700         --      440,805    2,540,700
  35    1,612,217           --      950,000    4,264,698          --       64,339     4,061,617         --       64,339    4,061,617
  40    2,156,276           --           --    6,517,764          --           --     6,453,232         --           --    6,453,232
  45    2,850,648           --           --   10,542,272          --           --    10,542,272         --           --   10,542,272



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.


LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

    AMERICAN EXPRESS SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6202 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                AMERICAN EXPRESS

                              SUCCESSION SELECT(SM)

                             VARIABLE LIFE INSURANCE

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT IDS LIFE                                                     3
   Ownership                                                                   3
   State Regulation                                                            3
   Reports                                                                     3
   Rating Agencies                                                             3
PRINCIPAL UNDERWRITER                                                          4
DISTRIBUTION OF THE POLICY                                                     4
THE VARIABLE ACCOUNT                                                           4
   Additional Information on Payment Options                                   4
PERFORMANCE INFORMATION                                                        5
   Average Annual Total Return                                                 5
   Rates of Return of the Funds                                                6
   Rates of Return of the Subaccounts                                          8
   Annualized Yield for a Subaccount Investing in a Money Market Fund         14
   Investing in a Money Market Fund Investing in an Income Fund               14
INDEPENDENT AUDITORS                                                          15

FINANCIAL INFORMATION


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

INFORMATION ABOUT IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis,
MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at american express.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                     www.ambest.com

Fitch                                                   www.fitchratings.com

Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2002: $37,418,102; 2001: $41,792,624; and 2000: $56,851,815. We retain no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 3.1% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of 0.13% or less of the policy value, net of indebtedness.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                               PAYMENT PERIOD                                MONTHLY PAYMENT PER $1,000
                                   (YEARS)                                      PLACED UNDER OPTION B
                                      10                                              $ 9.61
                                      15                                                6.87
                                      20                                                5.51
                                      25                                                4.71
                                      30                                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------------------------
AGE               BEGINNING                                         5 YEARS                10 YEARS                15 YEARS
PAYEE              IN YEAR                                     MALE       FEMALE      MALE       FEMALE       MALE      FEMALE
65                  2005                                     $  5.28      $ 4.68     $ 5.16      $ 4.63      $ 4.96     $ 4.54
                    2010                                        5.19        4.61       5.08        4.57        4.90       4.49
                    2015                                        5.11        4.55       5.01        4.51        4.84       4.43
                    2020                                        5.03        4.49       4.94        4.45        4.78       4.39
                    2025                                        4.95        4.43       4.87        4.40        4.73       4.34
                    2030                                        4.88        4.38       4.81        4.35        4.68       4.30
70                  2005                                        6.15        5.37       5.88        5.26        5.49       5.07
                    2010                                        6.03        5.28       5.79        5.18        5.42       5.00
                    2015                                        5.92        5.19       5.70        5.10        5.36       4.94
                    2020                                        5.81        5.10       5.61        5.03        5.30       4.88
                    2025                                        5.71        5.03       5.53        4.96        5.24       4.83
                    2030                                        5.61        4.95       5.45        4.89        5.18       4.77
75                  2005                                        7.30        6.36       6.74        6.09        6.01       5.67
                    2010                                        7.14        6.23       6.63        5.99        5.95       5.60
                    2015                                        6.99        6.10       6.52        5.89        5.90       5.54
                    2020                                        6.84        5.99       6.42        5.79        5.84       5.47
                    2025                                        6.71        5.88       6.32        5.71        5.78       5.41
                    2030                                        6.58        5.78       6.23        5.62        5.73       5.35
85                  2005                                       10.68        9.65       8.52        8.14        6.73       6.64
                    2010                                       10.45        9.41       8.44        8.04        6.72       6.62
                    2015                                       10.22        9.19       8.36        7.93        6.70       6.59
                    2020                                       10.00        8.98       8.27        7.83        6.68       6.57
                    2025                                        9.79        8.78       8.19        7.74        6.67       6.54
                    2030                                        9.60        8.59       8.11        7.64        6.65       6.52

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000
                     payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                    1 YEAR       3 YEARS         5 YEARS         COMMENCEMENT
IDS LIFE SERIES FUND, INC. -
      Equity Portfolio (1/86)(1)                                       (34.05%)      (30.18%)        (7.66%)             4.63%
      Equity Income Portfolio (6/99)(1)                                (18.95)        (6.08)            --              (5.79)
      Government Securities Portfolio (1/86)(1)                         10.03          9.39           6.82               6.80
      Income Portfolio (1/86)(1)                                         8.00          7.61           5.72               6.98
      International Equity Portfolio (10/94)(1)                        (17.63)       (23.32)         (5.57)              3.78
      Managed Portfolio (1/86)(1)                                      (23.45)       (18.98)         (5.38)              3.94
      Money Market Portfolio (1/86)(1)                                   1.30          3.71           4.18               4.24
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                               (22.66)       (16.69)            --             (12.00)
      Bond Fund (10/81)(1)                                               5.53          6.20           4.34               6.83
      Capital Resource Fund (10/81)(1)                                 (22.03)       (19.23)         (4.14)              3.77
      Cash Management Fund (10/81)(1)                                    1.14          3.55           4.10               4.26
      Diversified Equity Income Fund (9/99)(1)                         (19.03)        (6.38)            --              (4.49)
      Emerging Markets Fund (5/00)(1)                                   (5.44)           --             --             (13.22)
      Extra Income Fund (5/96)(1)                                       (6.58)        (3.85)         (2.02)              1.19
      Federal Income Fund (9/99)(1)                                      5.83          6.85             --               6.37
      Global Bond Fund (5/96)(1)                                        14.98          6.36           4.44               5.10
      Growth Fund (9/99)(1)                                            (26.10)       (25.60)            --             (19.21)
      International Fund (1/92)(1)                                     (18.25)       (24.08)         (5.89)              1.86
      Managed Fund (4/86)(1)                                           (12.92)        (8.72)          0.23               6.47
      NEW DIMENSIONS FUND(R) (5/96)(1)                                 (21.89)       (16.05)          0.09               5.12
      S&P 500 Index Fund (5/00)(1)                                     (22.42)           --             --             (16.79)
      Small Cap Advantage Fund (9/99)(1)                               (17.06)        (6.88)            --              (2.65)
      Strategy Aggressive Fund (1/92)(1)                               (31.95)       (28.23)         (8.29)              1.69
AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)(1)             (24.35)       (19.74)         (2.26)              7.32
      Capital Development Fund, Series I Shares (5/98)(1)              (21.36)        (7.57)            --              (1.25)
      Core Equity Fund, Series I Shares (5/94)(1)                      (15.58)       (17.74)         (0.94)              7.86
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
      VP International, Class I (5/94)(1)                              (20.54)       (26.40)         (5.08)              2.40
      VP Value, Class I (5/96)(1)                                      (18.19)         8.50           1.31               7.17
CALVERT VARIABLE SERIES, INC.
      Social Balanced Portfolio (9/86)(1)                              (12.15)        (7.48)          0.66               6.60
CREDIT SUISSE TRUST
      Emerging Growth Portfolio (9/99)(1)                              (29.30)       (16.51)            --              (7.69)
      Small Cap Growth Portfolio (6/95)(1)                             (33.69)       (23.03)         (5.61)              2.85
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class (12/96)(1),(2)           (16.69)        (9.90)          0.61               4.84
      Mid Cap Portfolio Service Class (12/98)(1),(2)                    (9.90)         5.15             --              15.55
      Overseas Portfolio Service Class (1/87)(1),(2)                   (20.34)       (20.27)         (4.04)              4.21


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE


                                                                                                                  10 YEARS OR SINCE
FUND                                                                    1 YEAR       3 YEARS         5 YEARS         COMMENCEMENT
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(3)                  2.07%        13.16%          2.45%              9.62%
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(3)  (9.26)         8.88             --               0.42
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(4)        (18.56)       (12.59)         (2.13)              6.63
GOLDMAN SACHS VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1)                         (14.97)        (3.29)            --              (0.74)
      CORE(SM) U.S. Equity Fund (2/98)(1)                              (21.89)       (14.64)            --              (2.44)
      Mid Cap Value Fund (5/98)(1)                                      (4.69)        11.85             --               3.95
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1),(5)        (40.93)           --             --             (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(5)     (25.76)       (21.88)          0.01               8.08
      Mid Cap Growth Portfolio: Service Shares(1),(5)                  (28.12)       (33.34)         (2.36)              6.97
      (previously Janus Aspen Series Aggressive Growth Portfolio:
         Service Shares)
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                         (10.71)       (15.05)            --              (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(6)      (27.71)       (20.13)            --              (8.81)
      New Discovery Series - Service Class (5/98)(1),(6)               (31.80)       (14.14)            --               2.49
PUTNAM VARIABLE TRUST
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(7)         (0.85)           --          (1.29)              5.33
      Putnam VT International New Opportunities Fund -
        Class IB Shares (1/97)(1),(7)                                  (13.63)           --          (2.42)             (2.07)
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)     (30.51)           --          (5.53)              5.53
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(7)             (30.60)           --          (4.20)             (0.12)
ROYCE CAPITAL FUND
      Micro-Cap Portfolio (12/96)(1)                                   (12.78)        10.24          12.31              13.75
THIRD AVENUE
      Value Portfolio (9/99)(1)                                        (10.72)        12.56             --              14.20
WANGER
      International Small Cap (5/95)(1)                                (13.83)       (21.19)          5.21              11.19
      U.S. Smaller Companies (5/95)(1)                                 (16.81)        (5.23)          2.95              12.96

(1) Commencement date of the fund.

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                            SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
U               Equity Portfolio (6/87; 1/86)(1)                       (37.91%)     (9.72%)      3.16%       5.90%
FEI             Equity Income Portfolio (6/99; 6/99)(1)                (23.69)         --          --       (7.98)
Y               Government Securities Portfolio (6/87; 1/86)(1)          3.60        4.78        5.30        6.30
V               Income Portfolio (6/87; 1/86)(1)                         1.67        3.70        5.48        6.37
IL              International Equity Portfolio (10/94; 10/94)(1)       (22.45)      (7.37)         --        2.21
X               Managed Portfolio (6/87; 1/86)(1)                      (27.93)      (7.19)       2.47        5.91
W               Money Market Portfolio (6/87; 1/86)(1)                  (4.63)       2.19        2.79        3.72
              AXP(R) VARIABLE PORTFOLIO -
FBC             Blue Chip Advantage Fund (5/00; 9/99)(1)               (27.19)         --          --      (21.00)
FBD             Bond Fund (5/00; 10/81)(1)                              (0.64)         --          --        5.06
FCR             Capital Resource Fund (5/00; 10/81)(1)                 (26.59)         --          --      (22.79)
FCM             Cash Management Fund (5/00; 10/81)(1)                   (4.76)         --          --        0.39
FDE             Diversified Equity Income Fund (5/00; 9/99)(1)         (23.77)         --          --       (9.85)
FEM             Emerging Markets Fund (5/00; 5/00)(1)                  (10.97)         --          --      (13.91)
FEX             Extra Income Fund (5/00; 5/96)(1)                      (11.98)         --          --       (6.05)
FFI             Federal Income Fund (5/00; 9/99)(1)                     (0.37)         --          --        4.65
FGB             Global Bond Fund (5/00; 5/96)(1)                         8.25          --          --        5.95
FGR             Growth Fund (5/00; 9/99)(1)                            (30.43)         --          --      (31.71)
FIE             International Fund (5/00; 1/92)(1)                     (23.02)         --          --      (25.10)
FMF             Managed Fund (5/00; 4/86)(1)                           (18.01)         --          --      (12.62)
FND             NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                (26.46)         --          --      (13.37)
FIV             S&P 500 Index Fund (5/00; 5/00)(1)                     (26.95)         --          --      (19.01)
FSM             Small Cap Advantage Fund (5/00; 9/99)(1)               (21.91)         --          --      (11.72)
FSA             Strategy Aggressive Fund (5/00; 1/92)(1)               (35.93)         --          --      (31.52)
              AIM V.I.
FCA             Capital Appreciation Fund,
                Series I Shares (5/00; 5/93)(1)                        (28.78)         --          --      (24.66)
FCD             Capital Development Fund,
                Series I Shares (5/00; 5/98)(1)                        (25.96)         --          --      (13.84)
FGI             Core Equity Fund,
                Series I Shares (11/96; 5/94)(1)                       (20.52)      (2.82)         --        1.29
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR             VP International, Class I (5/00; 5/94)(1)              (25.03)         --          --      (24.53)
FVL             VP Value, Class I (5/99; 5/96)(1)                      (17.73)         --          --       (1.37)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                           SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
U               Equity Portfolio (6/87; 1/86)(1)                       (37.91%)     (9.42%)      3.16%       6.97%
FEI             Equity Income Portfolio (6/99; 6/99)(1)                (23.69)         --          --       (7.98)
Y               Government Securities Portfolio (6/87; 1/86)(1)          3.60        4.78        5.30        5.91
V               Income Portfolio (6/87; 1/86)(1)                         1.67        3.70        5.48        6.08
IL              International Equity Portfolio (10/94; 10/94)(1)       (22.45)      (7.37)         --        2.21
X               Managed Portfolio (6/87; 1/86)(1)                      (27.93)      (7.19)       2.47        6.71
W               Money Market Portfolio (6/87; 1/86)(1)                  (4.63)       2.19        2.79        3.79
              AXP(R) VARIABLE PORTFOLIO -
FBC             Blue Chip Advantage Fund (5/00; 9/99)(1)               (27.19)         --          --      (14.14)
FBD             Bond Fund (5/00; 10/81)(1)                              (0.64)       2.36        5.47        8.81
FCR             Capital Resource Fund (5/00; 10/81)(1)                 (26.59)      (5.97)       2.32        8.93
FCM             Cash Management Fund (5/00; 10/81)(1)                   (4.76)       2.13        2.81        4.94
FDE             Diversified Equity Income Fund (5/00; 9/99)(1)         (23.77)         --          --       (6.81)
FEM             Emerging Markets Fund (5/00; 5/00)(1)                  (10.97)         --          --      (15.64)
FEX             Extra Income Fund (5/00; 5/96)(1)                      (11.98)      (3.88)         --       (0.47)
FFI             Federal Income Fund (5/00; 9/99)(1)                     (0.37)         --          --        3.84
FGB             Global Bond Fund (5/00; 5/96)(1)                         8.25        2.45          --        3.36
FGR             Growth Fund (5/00; 9/99)(1)                            (30.43)         --          --      (21.17)
FIE             International Fund (5/00; 1/92)(1)                     (23.02)      (7.68)       0.47        0.24
FMF             Managed Fund (5/00; 4/86)(1)                           (18.01)      (1.68)       5.04        7.36
FND             NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                (26.46)      (1.82)         --        3.38
FIV             S&P 500 Index Fund (5/00; 5/00)(1)                     (26.95)         --          --      (19.10)
FSM             Small Cap Advantage Fund (5/00; 9/99)(1)               (21.91)         --          --       (5.02)
FSA             Strategy Aggressive Fund (5/00; 1/92)(1)               (35.93)     (10.04)       0.29        1.00
              AIM V.I.
FCA             Capital Appreciation Fund,
                Series I Shares (5/00; 5/93)(1)                        (28.78)      (4.12)         --        5.80
FCD             Capital Development Fund,
                Series I Shares (5/00; 5/98)(1)                        (25.96)         --          --       (3.21)
FGI             Core Equity Fund,
                Series I Shares (11/96; 5/94)(1)                       (20.52)      (2.82)         --        6.25
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR             VP International, Class I (5/00; 5/94)(1)              (25.03)      (4.77)         --        0.74
FVL             VP Value, Class I (5/99; 5/96)(1)                      (17.73)       1.92          --        6.62


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              CALVERT VARIABLE SERIES(R) INC.
FSB             Social Balanced Portfolio (5/00; 9/86)(1)              (17.34%)        --%         --%     (10.76%)
              CREDIT SUISSE TRUST
FEG             Emerging Growth Portfolio (5/00; 9/99)(1)              (33.44)         --          --      (20.89)
FSC             Small Cap Growth Portfolio (5/99; 6/95)(1)             (37.57)         --          --       (8.34)
              FIDELITY(R) VIP
FGC             Growth & Income Portfolio
                Service Class (5/00; 12/96)(1),(2)                     (21.57)         --          --      (12.58)
FMP             Mid Cap Portfolio
                Service Class (5/00; 12/98)(1),(2)                     (15.17)         --          --       (1.68)
FOS             Overseas Portfolio
                Service Class (5/00; 1/87)(1),(2)                      (25.00)         --          --      (22.22)
              FTVIPT
FRE             Franklin Real Estate Fund -
                Class 2 (5/00; 1/89)(1),(3)                             (3.90)         --          --        6.82
FSV             Franklin Small Cap Value Securities Fund -
                Class 2 (5/00; 5/98)(1),(3)                            (14.57)         --          --        3.47
FIF             Templeton Foreign Securities Fund -
                Class 2 (5/99; 5/92)(1),(4)                            (23.33)         --          --       (9.65)
              GOLDMAN SACHS VIT
FSE             CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)         (19.94)         --          --       (6.32)
FUE             CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)              (26.47)         --          --      (18.61)
FMC             Mid Cap Value Fund (5/00; 5/98)(1)                     (10.27)         --          --        6.97
              JANUS ASPEN SERIES
FGT             Global Technology Portfolio:
                Service Shares (5/00; 1/00)(1),(5)                     (44.39)         --          --      (41.11)
FIG             International Growth Portfolio:
                Service Shares (5/00; 5/94)(1),(5)                     (30.10)         --          --      (26.60)
FAG             Mid Cap Growth Portfolio:
                Service Shares (5/00; 9/93)(1),(5)                     (32.32)         --          --      (36.37)
                (previously Janus Aspen Series Aggressive Growth
                Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
FIP             International Equity Portfolio (5/00; 9/98)(1)         (15.93)         --          --      (17.21)
              MFS(R)
FGW             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(1),(6)                      (31.95)         --          --      (25.07)
FDS             New Discovery Series -
                Service Class (5/00; 5/98)(1),(6)                      (35.79)         --          --      (18.57)
              PUTNAM VARIABLE TRUST
FPH             Putnam VT High Yield -
                Class IB Shares (5/99; 2/88)(1),(7)                     (6.54)         --          --       (3.85)
FIN             Putnam VT International New Opportunities
                Fund - Class IB Shares (5/00; 1/97)(1),(7)             (18.69)         --          --      (28.50)
FNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                       (34.37)      (7.15)         --       (3.13)
FVS             Putnam VT Vista Fund -
                Class IB Shares (5/00; 1/97)(1),(7)                    (34.66)         --          --      (30.11)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                           SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              CALVERT VARIABLE SERIES(R) INC.
FSB             Social Balanced Portfolio (5/00; 9/86)(1)              (17.34%)     (1.26%)      5.11%       6.57%
              CREDIT SUISSE TRUST
FEG             Emerging Growth Portfolio (5/00; 9/99)(1)              (33.44)         --          --       (9.93)
FSC             Small Cap Growth Portfolio (5/99; 6/95)(1)             (37.57)      (7.41)         --        1.23
              FIDELITY(R) VIP
FGC             Growth & Income Portfolio
                Service Class (5/00; 12/96)(1),(2)                     (21.57)      (1.31)         --        3.19
FMP             Mid Cap Portfolio
                Service Class (5/00; 12/98)(1),(2)                     (15.17)         --          --       13.11
FOS             Overseas Portfolio
                Service Class (5/00; 1/87)(1),(2)                      (25.00)      (5.87)       3.18        2.87
              FTVIPT
FRE             Franklin Real Estate Fund -
                Class 2 (5/00; 1/89)(1),(3)                             (3.90)       0.49        8.50        8.24
FSV             Franklin Small Cap Value Securities Fund -
                Class 2 (5/00; 5/98)(1),(3)                            (14.57)         --          --       (1.58)
FIF             Templeton Foreign Securities Fund -
                Class 2 (5/99; 5/92)(1),(4)                            (23.33)      (4.00)       6.26        5.17
              GOLDMAN SACHS VIT
FSE             CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)         (19.94)         --          --       (2.68)
FUE             CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)              (26.47)         --          --       (4.34)
FMC             Mid Cap Value Fund (5/00; 5/98)(1)                     (10.27)         --          --        1.88
              JANUS ASPEN SERIES
FGT             Global Technology Portfolio:
                Service Shares (5/00; 1/00)(1),(5)                     (44.39)         --          --      (39.51)
FIG             International Growth Portfolio:
                Service Shares (5/00; 5/94)(1),(5)                     (30.10)      (1.89)         --        6.59
FAG             Mid Cap Growth Portfolio:
                Service Shares (5/00; 9/93)(1),(5)                     (32.32)      (4.21)         --        5.44
                (previously Janus Aspen Series Aggressive Growth
                Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
FIP             International Equity Portfolio (5/00; 9/98)(1)         (15.93)         --          --       (6.03)
              MFS(R)
FGW             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(1),(6)                      (31.95)         --          --      (10.90)
FDS             New Discovery Series -
                Service Class (5/00; 5/98)(1),(6)                      (35.79)         --          --        0.44
              PUTNAM VARIABLE TRUST
FPH             Putnam VT High Yield -
                Class IB Shares (5/99; 2/88)(1),(7)                     (6.54)      (3.17)       3.86        5.60
FIN             Putnam VT International New Opportunities
                Fund - Class IB Shares (5/00; 1/97)(1),(7)             (18.69)      (4.29)         --       (3.78)
FNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                       (34.37)      (7.15)         --        4.14
FVS             Putnam VT Vista Fund -
                Class IB Shares (5/00; 1/97)(1),(7)                    (34.66)      (6.01)         --       (1.82)


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                            SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              ROYCE CAPITAL FUND
FMI             Micro-Cap Portfolio (5/00; 12/96)(1)                   (17.97%)        --%         --%       7.50%
              THIRD AVENUE
FVA             Value Portfolio (5/00; 9/99)(1)                        (15.95)         --          --        7.01
              WANGER
FIC             International Small Cap (5/00; 5/95)(1)                (18.87)         --          --      (24.96)
FSP             U.S. Smaller Companies (5/00; 5/95)(1)                 (21.68)         --          --       (3.38)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                            SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              ROYCE CAPITAL FUND
FMI             Micro-Cap Portfolio (5/00; 12/96)(1)                   (17.97%)     10.15%         --%      11.77%
              THIRD AVENUE
FVA             Value Portfolio (5/00; 9/99)(1)                        (15.95)         --          --       11.44
              WANGER
FIC             International Small Cap (5/00; 5/95)(1)                (18.87)       3.22          --        9.48
FSP             U.S. Smaller Companies (5/00; 5/95)(1)                 (21.68)       0.96          --       11.20


See accompanying notes to the performance information.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
U               Equity Portfolio (6/87; 1/86)(1)                       (34.65%)     (8.49%)      3.69%       6.25%
FEI             Equity Income Portfolio (6/99; 6/99)(1)                (19.67)         --          --       (6.63)
Y               Government Securities Portfolio (6/87; 1/86)(1)          9.05        5.86        5.84        6.65
V               Income Portfolio (6/87; 1/86)(1)                         7.02        4.77        6.02        6.72
IL              International Equity Portfolio (10/94; 10/94)(1)       (18.36)      (6.42)         --        2.85
X               Managed Portfolio (6/87; 1/86)(1)                      (24.14)      (6.23)       3.00        6.26
W               Money Market Portfolio (6/87; 1/86)(1)                   0.39        3.24        3.32        4.06
              AXP(R) VARIABLE PORTFOLIO -
FBC             Blue Chip Advantage Fund (5/00; 9/99)(1)               (23.36)         --          --      (19.45)
FBD             Bond Fund (5/00; 10/81)(1)                               4.59          --          --        7.13
FCR             Capital Resource Fund (5/00; 10/81)(1)                 (22.73)         --          --      (21.27)
FCM             Cash Management Fund (5/00; 10/81)(1)                    0.25          --          --        2.37
FDE             Diversified Equity Income Fund (5/00; 9/99)(1)         (19.76)         --          --       (8.08)
FEM             Emerging Markets Fund (5/00; 5/00)(1)                   (6.29)         --          --      (12.21)
FEX             Extra Income Fund (5/00; 5/96)(1)                       (7.35)         --          --       (4.20)
FFI             Federal Income Fund (5/00; 9/99)(1)                      4.88          --          --        6.71
FGB             Global Bond Fund (5/00; 5/96)(1)                        13.95          --          --        8.04
FGR             Growth Fund (5/00; 9/99)(1)                            (26.76)         --          --      (30.37)
FIE             International Fund (5/00; 1/92)(1)                     (18.97)         --          --      (23.63)
FMF             Managed Fund (5/00; 4/86)(1)                           (13.70)         --          --      (10.90)
FND             NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                (22.59)         --          --      (11.95)
FIV             S&P 500 Index Fund (5/00; 5/00)(1)                     (23.11)         --          --      (17.42)
FSM             Small Cap Advantage Fund (5/00; 9/99)(1)               (17.80)         --          --       (9.98)
FSA             Strategy Aggressive Fund (5/00; 1/92)(1)               (32.56)         --          --      (30.18)
              AIM V.I.
FCA             Capital Appreciation Fund,
                Series I Shares (5/00; 5/93)(1)                        (25.03)         --          --      (23.18)
FCD             Capital Development Fund,
                Series I Shares (5/00; 5/98)(1)                        (22.06)         --          --      (12.14)
FGI             Core Equity Fund, Series I Shares (11/96; 5/94)(1)     (16.34)      (1.82)         --        2.14
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR             VP International, Class I (5/00; 5/94)(1)              (21.09)         --          --      (23.04)
FVL             VP Value, Class I (5/99; 5/96)(1)                      (13.40)         --          --        0.02
              CALVERT VARIABLE SERIES, INC.
FSB             Social Balanced Portfolio (5/00; 9/86)(1)              (12.98)         --          --       (9.01)
              CREDIT SUISSE TRUST
FEG             Emerging Growth Portfolio (5/00; 9/99)(1)              (29.94)         --          --      (19.33)
FSC             Small Cap Growth Portfolio (5/99; 6/95)(1)             (34.29)         --          --       (7.05)
              FIDELITY(R) VIP
FGC             Growth & Income Portfolio
                Service Class (5/00; 12/96)(1),(2)                     (17.44)         --          --      (10.86)
FMP             Mid Cap Portfolio
                Service Class (5/00; 12/98)(1),(2)                     (10.70)         --          --        0.25
FOS             Overseas Portfolio
                Service Class (5/00; 1/87)(1),(2)                      (21.06)         --          --      (20.69)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                           SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
U               Equity Portfolio (6/87; 1/86)(1)                       (34.65%)     (8.49%)      3.69%       7.29%
FEI             Equity Income Portfolio (6/99; 6/99)(1)                (19.67)         --          --       (6.63)
Y               Government Securities Portfolio (6/87; 1/86)(1)          9.05        5.86        5.84        6.23
V               Income Portfolio (6/87; 1/86)(1)                         7.02        4.77        6.02        6.40
IL              International Equity Portfolio (10/94; 10/94)(1)       (18.36)      (6.42)         --        2.85
X               Managed Portfolio (6/87; 1/86)(1)                      (24.14)      (6.23)       3.00        7.04
W               Money Market Portfolio (6/87; 1/86)(1)                   0.39        3.24        3.32        4.11
              AXP(R) VARIABLE PORTFOLIO -
FBC             Blue Chip Advantage Fund (5/00; 9/99)(1)               (23.36)         --          --      (12.79)
FBD             Bond Fund (5/00; 10/81)(1)                               4.59        3.42        6.01        9.07
FCR             Capital Resource Fund (5/00; 10/81)(1)                 (22.73)      (5.00)       2.84        9.19
FCM             Cash Management Fund (5/00; 10/81)(1)                    0.25        3.18        3.34        5.19
FDE             Diversified Equity Income Fund (5/00; 9/99)(1)         (19.76)         --          --       (5.35)
FEM             Emerging Markets Fund (5/00; 5/00)(1)                   (6.29)         --          --      (14.00)
FEX             Extra Income Fund (5/00; 5/96)(1)                       (7.35)      (2.89)         --        0.30
FFI             Federal Income Fund (5/00; 9/99)(1)                      4.88          --          --        5.47
FGB             Global Bond Fund (5/00; 5/96)(1)                        13.95        3.51          --        4.15
FGR             Growth Fund (5/00; 9/99)(1)                            (26.76)         --          --      (19.94)
FIE             International Fund (5/00; 1/92)(1)                     (18.97)      (6.73)       0.99        0.71
FMF             Managed Fund (5/00; 4/86)(1)                           (13.70)      (0.67)       5.58        7.69
FND             NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                (22.59)      (0.81)         --        4.18
FIV             S&P 500 Index Fund (5/00; 5/00)(1)                     (23.11)         --          --      (17.53)
FSM             Small Cap Advantage Fund (5/00; 9/99)(1)               (17.80)         --          --       (3.53)
FSA             Strategy Aggressive Fund (5/00; 1/92)(1)               (32.56)      (9.11)       0.80        1.47
              AIM V.I.
FCA             Capital Appreciation Fund,
                Series I Shares (5/00; 5/93)(1)                        (25.03)      (3.13)         --        6.36
FCD             Capital Development Fund,
                Series I Shares (5/00; 5/98)(1)                        (22.06)         --          --       (2.14)
FGI             Core Equity Fund, Series I Shares (11/96; 5/94)(1)     (16.34)      (1.82)         --        6.88
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR             VP International, Class I (5/00; 5/94)(1)              (21.09)      (3.79)         --        1.34
FVL             VP Value, Class I (5/99; 5/96)(1)                      (13.40)       2.97          --        7.45
              CALVERT VARIABLE SERIES, INC.
FSB             Social Balanced Portfolio (5/00; 9/86)(1)              (12.98)      (0.24)       5.65        6.90
              CREDIT SUISSE TRUST
FEG             Emerging Growth Portfolio (5/00; 9/99)(1)              (29.94)         --          --       (8.52)
FSC             Small Cap Growth Portfolio (5/99; 6/95)(1)             (34.29)      (6.46)         --        1.93
              FIDELITY(R) VIP
FGC             Growth & Income Portfolio
                Service Class (5/00; 12/96)(1),(2)                     (17.44)      (0.29)         --        4.07
FMP             Mid Cap Portfolio
                Service Class (5/00; 12/98)(1),(2)                     (10.70)         --          --       14.56
FOS             Overseas Portfolio
                Service Class (5/00; 1/87)(1),(2)                      (21.06)      (4.90)       3.71        3.20


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                            SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              FTVIPT
FRE             Franklin Real Estate Fund -
                Class 2 (5/00; 1/89)(1),(3)                              1.16%         --%         --%       8.93%
FSV             Franklin Small Cap Value Securities Fund -
                Class 2 (5/00; 5/98)(1),(3)                            (10.08)         --          --        5.51
FIF             Templeton Foreign Securities Fund -
                Class 2 (5/99; 5/92)(1),(4)                            (19.29)         --          --       (8.37)
              GOLDMAN SACHS VIT
FSE             CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)         (15.73)         --          --       (4.47)
FUE             CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)              (22.60)         --          --      (17.01)
FMC             Mid Cap Value Fund (5/00; 5/98)(1)                      (5.55)         --          --        9.08
              JANUS ASPEN SERIES
FGT             Global Technology Portfolio:
                Service Shares (5/00; 1/00)(1),(5)                     (41.46)         --          --      (39.95)
FIG             International Growth Portfolio:
                Service Shares (5/00; 5/94)(1),(5)                     (26.42)         --          --      (25.16)
FAG             Mid Cap Growth Portfolio:
                Service Shares (5/00; 9/93)(1),(5)                     (28.76)         --          --      (35.12)
                (previously Janus Aspen Series Aggressive Growth
                   Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
FIP             International Equity Portfolio (5/00; 9/98)(1)         (11.51)         --          --      (15.58)
              MFS(R)
FGW             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(1),(6)                      (28.36)         --          --      (23.60)
FDS             New Discovery Series -
                Service Class (5/00; 5/98)(1),(6)                      (32.41)         --          --      (16.96)
              PUTNAM VARIABLE TRUST
FPH             Putnam VT High Yield -
                Class IB Shares (5/99; 2/88)(1),(7)                     (1.62)         --          --       (2.49)
FIN             Putnam VT International New Opportunities
                Fund - Class IB Shares (5/00; 1/97)(1),(7)             (14.41)         --          --      (27.09)
FNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                       (30.92)      (6.20)         --       (2.31)
FVS             Putnam VT Vista Fund -
                Class IB Shares (5/00; 1/97)(1),(7)                    (31.22)         --          --      (28.73)
              ROYCE CAPITAL FUND
FMI             Micro-Cap Portfolio (5/00; 12/96)(1)                   (13.66)         --          --        9.62
              THIRD AVENUE
FVA             Value Portfolio (5/00; 9/99)(1)                        (11.52)         --          --        9.12
              WANGER
FIC             International Small Cap (5/00; 5/95)(1)                (14.60)         --          --      (23.48)
FSP             U.S. Smaller Companies (5/00; 5/95)(1)                 (17.56)         --          --       (1.47)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                            SINCE
SUBACCOUNT    INVESTING IN                                             1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
              FTVIPT
FRE             Franklin Real Estate Fund -
                Class 2 (5/00; 1/89)(1),(3)                              1.16%       1.53%       9.06%       8.64%
FSV             Franklin Small Cap Value Securities Fund -
                Class 2 (5/00; 5/98)(1),(3)                            (10.08)         --          --       (0.49)
FIF             Templeton Foreign Securities Fund -
                Class 2 (5/99; 5/92)(1),(4)                            (19.29)      (3.01)       6.80        5.68
              GOLDMAN SACHS VIT
FSE             CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)         (15.73)         --          --       (1.66)
FUE             CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)              (22.60)         --          --       (3.33)
FMC             Mid Cap Value Fund (5/00; 5/98)(1)                      (5.55)         --          --        3.00
              JANUS ASPEN SERIES
FGT             Global Technology Portfolio:
                Service Shares (5/00; 1/00)(1),(5)                     (41.46)         --          --      (38.45)
FIG             International Growth Portfolio:
                Service Shares (5/00; 5/94)(1),(5)                     (26.42)      (0.88)         --        7.23
FAG             Mid Cap Growth Portfolio:
                Service Shares (5/00; 9/93)(1),(5)                     (28.76)      (3.23)         --        6.03
                (previously Janus Aspen Series Aggressive Growth
                   Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
FIP             International Equity Portfolio (5/00; 9/98)(1)         (11.51)         --          --       (4.91)
              MFS(R)
FGW             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(1),(6)                      (28.36)         --          --       (9.65)
FDS             New Discovery Series -
                Service Class (5/00; 5/98)(1),(6)                      (32.41)         --          --        1.55
              PUTNAM VARIABLE TRUST
FPH             Putnam VT High Yield -
                Class IB Shares (5/99; 2/88)(1),(7)                     (1.62)      (2.17)       4.39        5.96
FIN             Putnam VT International New Opportunities
                Fund - Class IB Shares (5/00; 1/97)(1),(7)             (14.41)      (3.30)         --       (2.95)
FNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                       (30.92)      (6.20)         --        4.76
FVS             Putnam VT Vista Fund -
                Class IB Shares (5/00; 1/97)(1),(7)                    (31.22)      (5.04)         --       (0.97)
              ROYCE CAPITAL FUND
FMI             Micro-Cap Portfolio (5/00; 12/96)(1)                   (13.66)      11.28          --       12.72
              THIRD AVENUE
FVA             Value Portfolio (5/00; 9/99)(1)                        (11.52)         --          --       13.19
              WANGER
FIC             International Small Cap (5/00; 5/95)(1)                (14.60)       4.28          --       10.22
FSP             U.S. Smaller Companies (5/00; 5/95)(1)                 (17.56)       2.01          --       11.94



See accompanying notes to the performance information.


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

NOTES TO THE PERFORMANCE INFORMATION

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) multiplying the base period return by 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT  INVESTING IN:                                                             SIMPLE YIELD   COMPOUND YIELD
FCM         AXP(R) Variable Portfolio - Cash Management Fund                             (0.07%)        (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where:
              a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT  INVESTING IN:                                              YIELD
FBD         AXP(R) Variable Portfolio - Bond Fund                      5.17%
FEX         AXP(R) Variable Portfolio - Extra Income Fund              5.06
FFI         AXP(R) Variable Portfolio - Federal Income Fund            2.96
FGB         AXP(R) Variable Portfolio - Global Bond Fund               2.47

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FSE, FUE, FMC, FGT, FIG, FAG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE
                                       16

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002                                                     U                FEI                Y
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 1,116,089,866   $     8,035,435   $    23,246,483
                                                               ---------------------------------------------------
    at market value                                            $   497,537,050   $     6,789,675   $    24,466,206
Dividends receivable                                                        --                --            75,578
Accounts receivable from IDS Life
  for contract purchase payments                                            --               874                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       497,537,050         6,790,549        24,541,784
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     393,549             5,377            19,082
    Transaction charge                                                      --                --                --
    Contract terminations                                              160,350                --            56,067
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      553,899             5,377            75,149
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   496,983,151   $     6,785,172   $    24,466,635
==================================================================================================================
Accumulation units outstanding                                     193,612,368         8,661,372         8,992,967
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          0.78   $          2.72
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002                                                     V                 IL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    90,427,457   $   287,055,536
                                                               ---------------------------------
    at market value                                            $    90,198,085   $   157,892,347
Dividends receivable                                                   392,845                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,599                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        90,592,529       157,892,347
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      71,533           124,836
    Transaction charge                                                      --                --
    Contract terminations                                                   --           166,532
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       71,533           291,368
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    90,520,996   $   157,600,979
================================================================================================
Accumulation units outstanding                                      32,956,860       125,215,682
================================================================================================
Net asset value per accumulation unit                          $          2.75   $          1.26
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         X                W                 FBC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   470,786,354   $    62,915,406   $     3,631,281
                                                               ---------------------------------------------------
    at market value                                            $   316,584,645   $    62,915,001   $     2,759,586
Dividends receivable                                                        --            55,852                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       316,584,645        62,970,853         2,759,586
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     250,527            49,800             2,167
    Transaction charge                                                      --                --                --
    Contract terminations                                               86,155           139,442               585
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      336,682           189,242             2,752
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   316,247,963   $    62,781,611   $     2,756,834
==================================================================================================================
Accumulation units outstanding                                     123,110,170        33,820,803         4,869,290
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          1.86   $          0.57
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FBD               FCR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    30,384,555   $     1,526,517
                                                               ---------------------------------
    at market value                                            $    30,558,985   $     1,249,061
Dividends receivable                                                   128,755                --
Accounts receivable from IDS Life
  for contract purchase payments                                         6,832            12,801
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        30,694,572         1,261,862
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                     23,806               952
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       23,806               952
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    30,670,766   $     1,260,910
================================================================================================
Accumulation units outstanding                                      25,600,991         2,364,997
================================================================================================
Net asset value per accumulation unit                          $          1.20   $          0.53
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCM               FDE              FEM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    31,882,220   $    32,087,356   $     1,296,811
                                                               ---------------------------------------------------
    at market value                                            $    31,881,943   $    26,941,627   $     1,194,805
Dividends receivable                                                    24,039                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        29,909                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        31,935,891        26,941,627         1,194,805
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      24,940            21,018               921
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --            18,904               986
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       24,940            39,922             1,907
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    31,910,951   $    26,901,705   $     1,192,898
==================================================================================================================
Accumulation units outstanding                                      30,035,939        33,573,446         1,680,260
==================================================================================================================
Net asset value per accumulation unit                          $          1.06   $          0.80   $          0.71
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FEX               FFI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    17,041,218   $    18,434,414
                                                             -----------------------------------
    at market value                                            $    15,264,341   $    18,613,746
Dividends receivable                                                    63,066            44,522
Accounts receivable from IDS Life
  for contract purchase payments                                        31,245               647
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        15,358,652        18,658,915
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,910            14,304
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       11,910            14,304
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    15,346,742   $    18,644,611
================================================================================================
Accumulation units outstanding                                      17,180,619        15,723,672
================================================================================================
Net asset value per accumulation unit                          $          0.89   $          1.19
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FGB               FGR                FIE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     5,994,054   $    17,300,583   $     1,793,498
                                                               ---------------------------------------------------
    at market value                                            $     6,379,571   $    11,401,213   $     1,326,367
Dividends receivable                                                    12,711                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         5,717            22,723            10,075
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                         6,397,999        11,423,936         1,336,442
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      4,881             8,802             1,028
     Transaction charge                                                     --                --                --
     Contract terminations                                                  --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,881             8,802             1,028
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,393,118   $    11,415,134   $     1,335,414
==================================================================================================================
Accumulation units outstanding                                       5,216,842        29,572,798         2,713,240
==================================================================================================================
Net asset value per accumulation unit                          $          1.23   $          0.39   $          0.49
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FMF               FND
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     4,667,221   $   122,514,770
                                                               ---------------------------------
    at market value                                            $     3,936,514   $    89,357,868
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,538            39,142
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                         3,938,052        89,397,010
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      3,050            69,671
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        3,050            69,671
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     3,935,002   $    89,327,339
================================================================================================
Accumulation units outstanding                                       5,364,212       134,661,364
================================================================================================
Net asset value per accumulation unit                          $          0.73   $          0.66
================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIV               FSM                FSA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    20,623,338   $     7,351,486   $     9,105,925
                                                               ---------------------------------------------------
    at market value                                            $    16,758,120   $     6,436,918   $     5,054,434
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,531             6,582             6,342
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,791,651         6,443,500         5,060,776
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      13,048             5,009             3,951
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       13,048             5,009             3,951
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,778,603   $     6,438,491   $     5,056,825
==================================================================================================================
Accumulation units outstanding                                      27,756,744         8,488,884        13,006,846
==================================================================================================================
Net asset value per accumulation unit                          $          0.60   $          0.76   $          0.39
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCA               FCD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,527,569   $     6,016,401
                                                               ---------------------------------
    at market value                                            $     5,944,889   $     4,858,222
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         4,060             4,361
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,636             3,788
------------------------------------------------------------------------------------------------
Total assets                                                         5,953,585         4,866,371
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,636             3,788
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                              4,060             4,361
------------------------------------------------------------------------------------------------
Total liabilities                                                        8,696             8,149
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     5,944,889   $     4,858,222
================================================================================================
Accumulation units outstanding                                      11,892,756         6,829,108
================================================================================================
Net asset value per accumulation unit                          $          0.50   $          0.71
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGI              FIR               FVL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   395,517,435   $    13,802,019   $    58,656,310
                                                               ---------------------------------------------------
    at market value                                            $   278,192,718   $    10,871,673   $    53,869,187
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             1,509            22,863
Receivable from mutual funds and portfolios
  for share redemptions                                                256,641             8,417            42,052
------------------------------------------------------------------------------------------------------------------
Total assets                                                       278,449,359        10,881,599        53,934,102
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     219,773             8,417            42,052
    Transaction charge                                                      --                --                --
    Contract terminations                                               36,868                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             1,509            22,863
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      256,641             9,926            64,915
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   278,192,718   $    10,871,673   $    53,869,187
==================================================================================================================
Accumulation units outstanding                                     244,397,869        21,649,961        53,829,570
==================================================================================================================
Net asset value per accumulation unit                          $          1.14   $          0.50   $          1.00
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSB               FEG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     2,434,194   $     1,857,756
                                                               ---------------------------------
    at market value                                            $     2,115,617   $     1,281,855
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           149                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  1,623             1,429
------------------------------------------------------------------------------------------------
Total assets                                                         2,117,389         1,283,284
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       1,623             1,002
    Transaction charge                                                      --                --
    Contract terminations                                                   --               427
Payable to mutual funds and portfolios
  for investments purchased                                                149                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        1,772             1,429
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     2,115,617   $     1,281,855
================================================================================================
Accumulation units outstanding                                       2,711,762         2,255,579
================================================================================================
Net asset value per accumulation unit                          $          0.78   $          0.57
================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSC               FGC              FMP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    28,938,753   $    40,445,607   $    57,035,794
                                                               ---------------------------------------------------
    at market value                                            $    14,650,684   $    35,778,638   $    53,068,324
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            56,613            93,563
Receivable from mutual funds and portfolios
  for share redemptions                                                 19,256            27,501            41,091
------------------------------------------------------------------------------------------------------------------
Total assets                                                        14,669,940        35,862,752        53,202,978
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,494            27,501            41,091
    Transaction charge                                                      --                --                --
    Contract terminations                                                7,762                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --            56,613            93,563
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       19,256            84,114           134,654
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    14,650,684   $    35,778,638   $    53,068,324
==================================================================================================================
Accumulation units outstanding                                      19,146,292        48,404,887        52,717,294
==================================================================================================================
Net asset value per accumulation unit                          $          0.77   $          0.74   $          1.01
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FOS                FRE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,907,461   $    21,626,990
                                                               ---------------------------------
    at market value                                            $     6,848,293   $    21,320,133
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        21,339             8,670
Receivable from mutual funds and portfolios
  for share redemptions                                                  5,375            16,572
------------------------------------------------------------------------------------------------
Total assets                                                         6,875,007        21,345,375
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       5,375            16,572
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                             21,339             8,670
------------------------------------------------------------------------------------------------
Total liabilities                                                       26,714            25,242
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,848,293   $    21,320,133
================================================================================================
Accumulation units outstanding                                      12,600,509        17,026,636
================================================================================================
Net asset value per accumulation unit                          $          0.54   $          1.25
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSV               FIF              FSE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,669,406   $    27,012,791   $     5,639,548
                                                               ---------------------------------------------------
    at market value                                            $     9,772,500   $    19,316,039   $     5,020,373
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        38,473            48,591             2,232
Receivable from mutual funds and portfolios
  for share redemptions                                                  7,572            14,933             3,908
------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,818,545        19,379,563         5,026,513
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       7,572            14,933             3,908
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             38,473            48,591             2,232
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,045            63,524             6,140
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     9,772,500   $    19,316,039   $     5,020,373
==================================================================================================================
Accumulation units outstanding                                       8,487,677        26,610,114         5,662,269
==================================================================================================================
Net asset value per accumulation unit                          $          1.15   $          0.73   $          0.89
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FUE                FMC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,774,436   $    36,240,003
                                                               ---------------------------------
    at market value                                            $     8,707,447   $    33,964,748
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --           103,083
Receivable from mutual funds and portfolios
  for share redemptions                                                 16,829            26,145
------------------------------------------------------------------------------------------------
Total assets                                                         8,724,276        34,093,976
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       6,696            26,145
    Transaction charge                                                      --                --
    Contract terminations                                               10,133                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --           103,083
------------------------------------------------------------------------------------------------
Total liabilities                                                       16,829           129,228
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     8,707,447   $    33,964,748
================================================================================================
Accumulation units outstanding                                      14,219,530        27,025,236
================================================================================================
Net asset value per accumulation unit                          $          0.61   $          1.26
================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGT               FIG              FAG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,328,318   $    27,157,360   $    13,811,171
                                                               ---------------------------------------------------
    at market value                                            $     4,639,229   $    19,225,861   $     7,587,482
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            30,648                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,933            15,042            11,477
------------------------------------------------------------------------------------------------------------------
Total assets                                                         4,644,162        19,271,551         7,598,959
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       3,643            15,042             5,975
    Transaction charge                                                      --                --                --
    Contract terminations                                                1,290                --             5,502
Payable to mutual funds and portfolios
  for investments purchased                                                 --            30,648                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,933            45,690            11,477
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     4,639,229   $    19,225,861   $     7,587,482
==================================================================================================================
Accumulation units outstanding                                      17,739,916        41,200,191        23,672,628
==================================================================================================================
Net asset value per accumulation unit                          $          0.26   $          0.47   $          0.32
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIP               FGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     6,930,167   $    20,232,712
                                                               ---------------------------------
    at market value                                            $     6,149,208   $    14,667,595
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           990                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,705            11,522
------------------------------------------------------------------------------------------------
Total assets                                                         6,154,903        14,679,117
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,705            11,479
    Transaction charge                                                      --                --
    Contract terminations                                                   --                43
Payable to mutual funds and portfolios
  for investments purchased                                                990                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        5,695            11,522
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,149,208   $    14,667,595
================================================================================================
Accumulation units outstanding                                       9,601,053        29,771,097
================================================================================================
Net asset value per accumulation unit                          $          0.64   $          0.49
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FDS              FPH               FIN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    22,218,686   $     8,379,999   $    10,242,844
                                                               ---------------------------------------------------
    at market value                                            $    16,607,367   $     7,300,061   $     7,410,702
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,649             7,827            11,956
Receivable from mutual funds and portfolios
  for share redemptions                                                 12,932             5,596             5,764
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,653,948         7,313,484         7,428,422
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      12,932             5,596             5,764
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             33,649             7,827            11,956
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,581            13,423            17,720
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,607,367   $     7,300,061   $     7,410,702
==================================================================================================================
Accumulation units outstanding                                      27,078,674         8,007,626        17,014,133
==================================================================================================================
Net asset value per accumulation unit                          $          0.61   $          0.91   $          0.44
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FNO               FVS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   416,270,552   $    13,482,283
                                                               ---------------------------------
    at market value                                            $   188,118,825   $     8,007,962
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             5,217
Receivable from mutual funds and portfolios
  for share redemptions                                                245,888             6,273
------------------------------------------------------------------------------------------------
Total assets                                                       188,364,713         8,019,452
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     148,861             6,273
    Transaction charge                                                      --                --
    Contract terminations                                               97,027                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             5,217
------------------------------------------------------------------------------------------------
Total liabilities                                                      245,888            11,490
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   188,118,825   $     8,007,962
================================================================================================
Accumulation units outstanding                                     216,998,505        19,518,119
================================================================================================
Net asset value per accumulation unit                          $          0.87   $          0.41
================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      FMI               FVA                FIC               FSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    44,012,580   $    55,057,405   $    13,129,318    $    24,963,366
                                                             ----------------------------------------------------------------------
    at market value                                          $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
Dividends receivable                                                      --                --                --                 --
Accounts receivable from IDS Life
  for contract purchase payments                                      73,266            40,092            13,281             35,087
Receivable from mutual funds and portfolios
  for share redemptions                                               29,956            39,208             8,077             17,295
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      38,698,681        50,272,115        10,458,000         22,300,814
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    29,956            39,208             8,077             17,295
    Transaction charge                                                    --                --                --                 --
    Contract terminations                                                 --                --                --                 --
Payable to mutual funds and portfolios
  for investments purchased                                           73,266            40,092            13,281             35,087
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    103,222            79,300            21,358             52,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                           $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
===================================================================================================================================
Accumulation units outstanding                                    30,315,944        39,899,629        21,097,274         23,134,139
===================================================================================================================================
Net asset value per accumulation unit                        $          1.27   $          1.26   $          0.49    $          0.96
===================================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                          U                 FEI                 Y
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     2,136,006    $        98,557    $       878,261
Variable account expenses                                            5,594,742             56,906            182,990
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (3,458,736)            41,651            695,271
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             81,619,471            773,000          2,396,696
    Cost of investments sold                                       157,271,324            881,940          2,345,377
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (75,651,853)          (108,940)            51,319
Distributions from capital gains                                            --             10,188                 --
Net change in unrealized appreciation or
  depreciation of investments                                     (202,733,971)        (1,354,229)           997,211
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (278,385,824)        (1,452,981)         1,048,530
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (281,844,560)   $    (1,411,330)   $     1,743,801
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002                                          V                 IL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     4,680,782    $     1,385,540
Variable account expenses                                              821,572          1,682,320
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,859,210           (296,780)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             12,929,360         30,924,823
    Cost of investments sold                                        13,255,625         50,646,477
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (326,265)       (19,721,654)
Distributions from capital gains                                            --                 --
Net change in unrealized appreciation or
  depreciation of investments                                        2,612,396        (17,555,508)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       2,286,131        (37,277,162)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     6,145,341    $   (37,573,942)
=================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                              X                 W                  FBC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     6,566,146    $       834,145    $        20,957
Variable account expenses                                            3,380,481            579,766             23,100
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,185,665            254,379             (2,143)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             54,158,691         21,798,324            316,722
    Cost of investments sold                                        72,399,727         21,797,786            409,187
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (18,241,036)               538            (92,465)
Distributions from capital gains                                            --              3,190                 --
Net change in unrealized appreciation or
  depreciation of investments                                      (93,833,945)            (3,610)          (593,974)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (112,074,981)               118           (686,439)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (108,889,316)   $       254,497    $      (688,582)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FBD                FCR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     1,103,903    $         4,980
Variable account expenses                                              194,893              7,884
-------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                         909,010             (2,904)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              1,160,307             83,074
    Cost of investments sold                                         1,174,110            101,212
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (13,803)           (18,138)
Distributions from capital gains                                            --             53,422
Net change in unrealized appreciation or
  depreciation of investments                                          246,837           (247,126)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         233,034           (211,842)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     1,142,044    $      (214,746)
=================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FCM                FDE                FEM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       305,288    $       359,102    $            --
Variable account expenses                                              240,353            197,206              6,822
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         64,935            161,896             (6,822)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             16,451,635            451,605             63,880
    Cost of investments sold                                        16,451,886            517,748             69,605
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (251)           (66,143)            (5,725)
Distributions from capital gains                                            --             61,829                 --
Net change in unrealized appreciation or
  depreciation of investments                                              257         (5,353,477)           (95,043)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               6         (5,357,791)          (100,768)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $        64,941    $    (5,195,895)   $      (107,590)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FEX                FFI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       881,969    $       295,146
Variable account expenses                                              103,486             92,124
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        778,483            203,022
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                643,004          1,096,804
    Cost of investments sold                                           724,994          1,095,835
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (81,990)               969
Distributions from capital gains                                            --             77,261
Net change in unrealized appreciation or
  depreciation of investments                                       (1,462,757)           197,222
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (1,544,747)           275,452
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $      (766,264)   $       478,474
=================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGB           FGR           FIE            FMF           FND
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    175,253  $      8,770  $     12,305  $     83,565  $    431,116
Variable account expenses                                         32,894        90,743        10,758        27,880       737,455
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  142,359       (81,973)        1,547        55,685      (306,339)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          398,950       508,061       229,793       871,660     1,083,855
    Cost of investments sold                                     391,433       745,334       298,743     1,029,505     1,410,316
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   7,517      (237,273)      (68,950)     (157,845)     (326,461)
Distributions from capital gains                                      --            --         2,142       240,054        71,173
Net change in unrealized appreciation or
  depreciation of investments                                    393,540    (2,845,959)     (187,710)     (556,507)  (20,871,078)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   401,057    (3,083,232)     (254,518)     (474,298)  (21,126,366)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    543,416  $ (3,165,205) $   (252,971) $   (418,613) $(21,432,705)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FIV           FSM            FSA          FCA            FCD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    139,299  $         --  $         --  $         --  $         --
Variable account expenses                                        122,662        48,544        45,946        47,088        40,502
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   16,637       (48,544)      (45,946)      (47,088)      (40,502)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          870,639       248,442       667,217       127,694       667,002
    Cost of investments sold                                   1,079,956       272,625     1,064,730       177,315       688,945
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (209,317)      (24,183)     (397,513)      (49,621)      (21,943)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (3,456,139)   (1,015,545)   (1,619,806)   (1,411,537)   (1,059,147)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (3,665,456)   (1,039,728)   (2,017,319)   (1,461,158)   (1,081,090)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (3,648,819) $ (1,088,272) $ (2,063,265) $ (1,508,246) $ (1,121,592)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         FGI          FIR           FVL           FSB           FEG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $  1,019,928  $     55,704  $    322,999  $     61,691  $         --
Variable account expenses                                      2,813,231        79,644       411,434        14,166        12,078
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (1,793,303)      (23,940)      (88,435)       47,525       (12,078)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       36,786,702       591,985       176,823        92,593       156,758
    Cost of investments sold                                  49,315,386       673,123       201,637       104,306       209,232
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (12,528,684)      (81,138)      (24,814)      (11,713)      (52,474)
Distributions from capital gains                                      --            --     2,089,897            --            --
Net change in unrealized appreciation or
  depreciation of investments                                (42,851,730)   (1,982,363)   (8,859,422)     (238,034)     (430,417)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (55,380,414)   (2,063,501)   (6,794,339)     (249,747)     (482,891)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $(57,173,717) $ (2,087,441) $ (6,882,774) $   (202,222) $   (494,969)
================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

                                        25


STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSC           FGC           FMP           FOS           FRE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    200,149  $    247,570  $     31,873  $    361,064
Variable account expenses                                        142,505       228,755       376,298        53,843       127,387
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (142,505)      (28,606)     (128,728)      (21,970)      233,677
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          851,032       105,176       289,763       419,104       148,553
    Cost of investments sold                                   1,631,011       130,273       332,205       539,255       152,900
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (779,979)      (25,097)      (42,442)     (120,151)       (4,347)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,097,812)   (4,582,253)   (4,996,619)   (1,373,416)     (560,459)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (6,877,791)   (4,607,350)   (5,039,061)   (1,493,567)     (564,806)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (7,020,296) $ (4,635,956) $ (5,167,789) $ (1,515,537) $   (331,129)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSV           FIF           FSE           FUE           FMC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     25,649  $    241,508  $     14,848  $     55,177  $    359,048
Variable account expenses                                         62,839       137,709        37,038        62,610       215,426
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (37,190)      103,799       (22,190)       (7,433)      143,622
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          101,513       318,755       195,081       227,834         7,540
    Cost of investments sold                                     115,634       439,949       209,989       261,988         8,508
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,121)     (121,194)      (14,908)      (34,154)         (968)
Distributions from capital gains                                 179,419            --            --            --       104,748
Net change in unrealized appreciation or
  depreciation of investments                                 (1,124,123)   (3,537,839)     (762,604)   (1,750,531)   (2,412,063)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (958,825)   (3,659,033)     (777,512)   (1,784,685)   (2,308,283)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (996,015) $ (3,555,234) $   (799,702) $ (1,792,118) $ (2,164,661)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGT           FIG           FAG           FIP           FGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    131,584  $         --  $      4,101  $         --
Variable account expenses                                         44,738       163,581        67,920        40,510       123,946
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (44,738)      (31,997)      (67,920)      (36,409)     (123,946)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          364,112       448,795       513,328       126,608       547,180
    Cost of investments sold                                     750,140       613,331       922,925       144,481       754,169
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (386,028)     (164,536)     (409,597)      (17,873)     (206,989)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (2,361,491)   (5,506,829)   (2,143,028)     (500,117)   (4,425,110)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (2,747,519)   (5,671,365)   (2,552,625)     (517,990)   (4,632,099)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (2,792,257) $ (5,703,362) $ (2,620,545) $   (554,399) $ (4,756,045)
================================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FDS           FPH           FIN           FNO           FVS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    571,833  $     41,348  $         --  $         --
Variable account expenses                                        132,690        50,349        61,487     2,025,703        73,331
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (132,690)      521,484       (20,139)   (2,025,703)      (73,331)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          163,166       523,834       261,210    27,539,292       465,151
    Cost of investments sold                                     222,480       643,391       355,903    54,782,982       729,210
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (59,314)     (119,557)      (94,693)  (27,243,690)     (264,059)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (5,680,709)     (463,847)     (955,096)  (59,062,276)   (2,798,205)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,740,023)     (583,404)   (1,049,789)  (86,305,966)   (3,062,264)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,872,713) $    (61,920) $ (1,069,928) $(88,331,669) $ (3,135,595)
================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FMI           FVA           FIC           FSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $     92,590  $         --  $         --
Variable account expenses                                        263,942       380,913        69,448       152,495
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (263,942)     (288,323)      (69,448)     (152,495)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          113,653       656,659        35,785        55,599
    Cost of investments sold                                     128,327       794,819        42,097        64,800
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,674)     (138,160)       (6,312)       (9,201)
Distributions from capital gains                               1,167,274       806,428            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,719,299)   (6,300,934)   (1,301,980)   (3,330,666)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,566,699)   (5,632,666)   (1,308,292)   (3,339,867)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,830,641) $ (5,920,989) $ (1,377,740) $ (3,492,362)
==================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                            U              FEI               Y               V              IL
OPERATIONS
Investment income (loss) -- net                   $  (3,458,736)   $     41,651    $    695,271    $  3,859,210    $   (296,780)
Net realized gain (loss) on sales of investments    (75,651,853)       (108,940)         51,319        (326,265)    (19,721,654)
Distributions from capital gains                             --          10,188              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (202,733,971)     (1,354,229)        997,211       2,612,396     (17,555,508)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (281,844,560)     (1,411,330)      1,743,801       6,145,341     (37,573,942)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           95,731,540       1,166,801       3,390,353       9,668,214      29,405,348
Net transfers(1)                                    (77,061,576)      2,214,983       4,543,025      (7,317,612)    (32,847,926)
Transfers for policy loans                             (686,270)        (19,747)       (161,898)       (323,627)       (308,658)
Policy charges                                      (44,713,552)       (343,164)     (1,858,827)     (7,211,364)    (11,715,893)
Contract terminations:
   Surrender benefits                               (30,968,744)       (238,913)     (1,116,402)     (4,442,066)     (8,428,171)
   Death benefits                                      (440,116)           (279)       (144,535)        (64,880)       (104,890)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (58,138,718)      2,779,681       4,651,716      (9,691,335)    (24,000,190)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     836,966,429       5,416,821      18,071,118      94,066,990     219,175,111
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 496,983,151    $  6,785,172    $ 24,466,635    $ 90,520,996    $157,600,979
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              213,092,229       5,554,108       7,243,693      36,653,025     142,156,788
Contract purchase payments                           31,306,395       1,338,482       1,301,395       3,670,484      20,938,593
Net transfers(1)                                    (24,509,042)      2,501,005       1,731,142      (2,517,325)    (22,843,893)
Transfers for policy loans                             (181,903)        (15,586)        (62,529)       (123,354)       (202,456)
Policy charges                                      (15,335,877)       (410,648)       (721,352)     (2,979,984)     (8,326,094)
Contract terminations:
   Surrender benefits                               (10,614,655)       (305,646)       (441,732)     (1,721,027)     (6,431,933)
   Death benefits                                      (144,779)           (343)        (57,650)        (24,959)        (75,323)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    193,612,368       8,661,372       8,992,967      32,956,860     125,215,682
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                   $   3,185,665    $    254,379    $     (2,143)   $    909,010    $     (2,904)
Net realized gain (loss) on sales of investments    (18,241,036)            538         (92,465)        (13,803)        (18,138)
Distributions from capital gains                             --           3,190              --              --          53,422
Net change in unrealized appreciation or
  depreciation of investments                       (93,833,945)         (3,610)       (593,974)        246,837        (247,126)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (108,889,316)        254,497        (688,582)      1,142,044        (214,746)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           48,159,023      32,206,979         955,833       5,325,066         402,483
Net transfers(1)                                    (43,671,924)    (24,379,490)        351,833      13,504,880         544,660
Transfers for policy loans                             (365,028)        192,292          (6,723)        (90,970)          1,107
Policy charges                                      (28,720,553)     (9,208,192)       (179,161)     (1,604,334)        (78,964)
Contract terminations:
   Surrender benefits                               (19,097,464)     (4,585,952)        (46,124)     (1,071,696)        (17,390)
   Death benefits                                      (215,338)        (81,333)             --          (2,173)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (43,911,284)     (5,855,696)      1,075,658      16,060,773         851,896
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     469,048,563      68,382,810       2,369,758      13,467,949         623,760
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 316,247,963    $ 62,781,611    $  2,756,834    $ 30,670,766    $  1,260,910
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              138,520,260      36,982,375       3,208,105      11,757,707         904,089
Contract purchase payments                           16,730,765      17,377,958       1,510,786       4,585,870         690,725
Net transfers(1)                                    (14,644,965)    (12,814,571)        525,842      11,696,382         932,273
Transfers for policy loans                             (113,188)        104,243          (9,576)        (77,507)          1,900
Policy charges                                      (10,409,788)     (5,198,516)       (273,595)     (1,398,350)       (128,735)
Contract terminations:
   Surrender benefits                                (6,896,772)     (2,586,813)        (92,272)       (961,208)        (35,255)
   Death benefits                                       (76,142)        (43,873)             --          (1,903)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    123,110,170      33,820,803       4,869,290      25,600,991       2,364,997
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                   $      64,935    $    161,896    $     (6,822)   $    778,483    $    203,022
Net realized gain (loss) on sales of investments           (251)        (66,143)         (5,725)        (81,990)            969
Distributions from capital gains                             --          61,829              --              --          77,261
Net change in unrealized appreciation or
  depreciation of investments                               257      (5,353,477)        (95,043)     (1,462,757)        197,222
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              64,941      (5,195,895)       (107,590)       (766,264)        478,474
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           19,252,601       6,114,151         239,950       2,725,991       3,274,944
Net transfers(1)                                     (4,657,881)     12,999,878         846,234       7,049,573      11,312,355
Transfers for policy loans                              (64,465)        (20,265)        (16,741)        (68,298)        (75,622)
Policy charges                                       (3,448,427)     (1,121,818)        (37,793)       (572,680)       (778,921)
Contract terminations:
   Surrender benefits                                (2,093,933)       (532,706)        (11,419)       (167,727)       (379,258)
   Death benefits                                        (5,398)        (15,247)             --          (4,022)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,982,497      17,423,993       1,020,231       8,962,837      13,353,498
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,863,513      14,673,607         280,257       7,150,169       4,812,639
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  31,910,951    $ 26,901,705    $  1,192,898    $ 15,346,742    $ 18,644,611
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               21,573,484      14,694,932         369,932       7,416,277       4,256,663
Contract purchase payments                           18,136,418       6,957,167         318,227       3,027,795       2,819,566
Net transfers(1)                                     (4,373,454)     14,043,367       1,085,064       7,659,637       9,721,993
Transfers for policy loans                              (60,514)        (19,186)        (23,819)        (71,808)        (65,277)
Policy charges                                       (3,170,360)     (1,437,998)        (50,352)       (633,750)       (675,764)
Contract terminations:
   Surrender benefits                                (2,064,549)       (649,713)        (18,792)       (212,884)       (333,509)
   Death benefits                                        (5,086)        (15,123)             --          (4,648)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,035,939      33,573,446       1,680,260      17,180,619      15,723,672
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGB             FGR             FIE             FMF             FND
OPERATIONS
Investment income (loss) -- net                   $     142,359    $    (81,973)   $      1,547    $     55,685    $   (306,339)
Net realized gain (loss) on sales of investments          7,517        (237,273)        (68,950)       (157,845)       (326,461)
Distributions from capital gains                             --              --           2,142         240,054          71,173
Net change in unrealized appreciation or
  depreciation of investments                           393,540      (2,845,959)       (187,710)       (556,507)    (20,871,078)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             543,416      (3,165,205)       (252,971)       (418,613)    (21,432,705)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              837,382       4,070,684         517,429         982,162      26,643,198
Net transfers(1)                                      3,582,827       1,827,195         196,836       1,131,914      21,072,783
Transfers for policy loans                              (47,349)        (36,629)         (3,431)         (5,504)       (250,519)
Policy charges                                         (160,490)       (760,542)        (92,144)       (261,828)     (5,765,580)
Contract terminations:
   Surrender benefits                                   (18,228)       (210,986)        (23,577)       (230,787)     (1,819,199)
   Death benefits                                        (1,570)         (1,931)             --              --         (67,669)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,192,572       4,887,791         595,113       1,615,957      39,813,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,657,130       9,692,548         993,272       2,737,658      70,947,030
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,393,118    $ 11,415,134    $  1,335,414    $  3,935,002    $ 89,327,339
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
Contract purchase payments                              739,166       9,291,047         933,461       1,275,504      35,742,459
Net transfers(1)                                      3,137,265       4,452,455         410,579       1,529,993      27,170,448
Transfers for policy loans                              (43,024)        (83,427)         (5,557)         (6,394)       (328,271)
Policy charges                                         (137,137)     (1,753,104)       (191,587)       (324,624)     (7,443,250)
Contract terminations:
   Surrender benefits                                   (18,919)       (719,010)        (69,717)       (331,026)     (3,179,361)
   Death benefits                                        (1,377)         (4,783)             --              --         (88,115)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,216,842      29,572,798       2,713,240       5,364,212     134,661,364
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FIV             FSM             FSA             FCA             FCD
OPERATIONS
Investment income (loss) -- net                   $      16,637    $    (48,544)   $    (45,946)   $    (47,088)   $    (40,502)
Net realized gain (loss) on sales of investments       (209,317)        (24,183)       (397,513)        (49,621)        (21,943)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,456,139)     (1,015,545)     (1,619,806)     (1,411,537)     (1,059,147)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (3,648,819)     (1,088,272)     (2,063,265)     (1,508,246)     (1,121,592)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,298,291       1,713,118       2,232,373       2,176,934       1,393,044
Net transfers(1)                                      8,270,312       2,284,010        (258,133)      1,404,267       1,117,089
Transfers for policy loans                                  152         (25,554)        (29,898)        (21,030)        (18,984)
Policy charges                                         (817,604)       (294,806)       (456,636)       (376,367)       (226,629)
Contract terminations:
   Surrender benefits                                  (734,786)        (85,021)       (100,726)       (104,315)       (106,123)
   Death benefits                                            --              --              --          (6,592)        (11,323)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,016,365       3,591,747       1,386,980       3,072,897       2,147,074
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       9,411,057       3,935,016       5,733,110       4,380,238       3,832,740
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,778,603    $  6,438,491    $  5,056,825    $  5,944,889    $  4,858,222
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
Contract purchase payments                            6,389,451       2,052,276       4,914,288       3,849,329       1,715,476
Net transfers(1)                                     11,789,109       2,673,027        (523,488)      2,395,416       1,364,351
Transfers for policy loans                               (5,114)        (28,371)        (59,129)        (35,690)        (20,136)
Policy charges                                       (1,179,364)       (344,473)       (897,800)       (600,934)       (275,611)
Contract terminations:
   Surrender benefits                                (1,208,388)       (127,734)       (371,647)       (270,087)       (137,702)
   Death benefits                                            --              --              --         (12,713)        (15,817)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,756,744       8,488,884      13,006,846      11,892,756       6,829,108
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGI             FIR             FVL             FSB             FEG
OPERATIONS
Investment income (loss) -- net                   $  (1,793,303)   $    (23,940)   $    (88,435)   $     47,525    $    (12,078)
Net realized gain (loss) on sales of investments    (12,528,684)        (81,138)        (24,814)        (11,713)        (52,474)
Distributions from capital gains                             --              --       2,089,897              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (42,851,730)     (1,982,363)     (8,859,422)       (238,034)       (430,417)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (57,173,717)     (2,087,441)     (6,882,774)       (202,222)       (494,969)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           58,199,548       2,900,939      11,116,679         562,171         457,811
Net transfers(1)                                    (43,334,970)      4,303,469      20,524,793         827,258         (28,218)
Transfers for policy loans                           (1,051,444)        (32,946)       (162,480)            726          (6,398)
Policy charges                                      (21,126,049)       (428,398)     (2,381,868)        (94,158)        (83,379)
Contract terminations:
   Surrender benefits                               (12,587,052)       (201,814)     (1,078,722)        (37,419)        (19,530)
   Death benefits                                      (207,009)         (1,102)         (1,523)         (7,203)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (20,106,976)      6,540,148      28,016,879       1,251,375         320,286
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     355,473,411       6,418,966      32,735,082       1,066,464       1,456,538
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 278,192,718    $ 10,871,673    $ 53,869,187    $  2,115,617    $  1,281,855
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
Contract purchase payments                           46,921,203       5,190,061      10,469,275         688,577         699,070
Net transfers(1)                                    (34,919,316)      7,638,420      18,643,410       1,005,422         (68,558)
Transfers for policy loans                             (849,990)        (60,065)       (151,966)            882          (8,712)
Policy charges                                      (16,546,546)       (799,302)     (2,331,935)       (114,845)       (117,811)
Contract terminations:
   Surrender benefits                               (11,304,051)       (404,161)     (1,124,025)        (48,840)        (43,718)
   Death benefits                                      (166,179)         (2,035)         (1,469)         (9,172)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    244,397,869      21,649,961      53,829,570       2,711,762       2,255,579
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSC             FGC             FMP             FOS             FRE
OPERATIONS
Investment income (loss) -- net                   $    (142,505)   $    (28,606)   $   (128,728)   $    (21,970)   $    233,677
Net realized gain (loss) on sales of investments       (779,979)        (25,097)        (42,442)       (120,151)         (4,347)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,097,812)     (4,582,253)     (4,996,619)     (1,373,416)       (560,459)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (7,020,296)     (4,635,956)     (5,167,789)     (1,515,537)       (331,129)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,383,885       8,365,633      13,327,636       2,096,060       4,375,065
Net transfers(1)                                         79,138      19,523,010      21,608,096       2,311,171      11,504,057
Transfers for policy loans                              (39,125)        (30,660)        (62,583)        (28,864)        (21,834)
Policy charges                                         (977,841)     (1,406,929)     (2,297,799)       (328,258)       (727,733)
Contract terminations:
   Surrender benefits                                  (348,867)       (725,646)       (978,449)       (101,754)       (270,313)
   Death benefits                                        (1,047)         (4,871)        (22,955)            (23)         (9,122)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,096,143      25,720,537      31,573,946       3,948,332      14,850,120
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,574,837      14,694,057      26,662,167       4,415,498       6,801,142
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  14,650,684    $ 35,778,638    $ 53,068,324    $  6,848,293    $ 21,320,133
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
Contract purchase payments                            4,914,668      10,648,379      12,544,238       3,401,969       3,430,106
Net transfers(1)                                       (146,775)     24,279,508      19,836,680       3,732,095       8,961,187
Transfers for policy loans                              (44,704)        (44,128)        (59,455)        (50,314)        (17,900)
Policy charges                                       (1,024,624)     (1,877,759)     (2,194,641)       (698,017)       (601,337)
Contract terminations:
   Surrender benefits                                  (502,742)     (1,007,303)     (1,039,591)       (199,666)       (233,365)
   Death benefits                                        (1,298)         (6,461)        (20,858)            (40)         (7,110)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     19,146,292      48,404,887      52,717,294      12,600,509      17,026,636
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSV             FIF             FSE             FUE             FMC
OPERATIONS
Investment income (loss) -- net                   $     (37,190)   $    103,799    $    (22,190)   $     (7,433)   $    143,622
Net realized gain (loss) on sales of investments        (14,121)       (121,194)        (14,908)        (34,154)           (968)
Distributions from capital gains                        179,419              --              --              --         104,748
Net change in unrealized appreciation or
  depreciation of investments                        (1,124,123)     (3,537,839)       (762,604)     (1,750,531)     (2,412,063)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (996,015)     (3,555,234)       (799,702)     (1,792,118)     (2,164,661)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,815,493       4,258,108       1,521,119       2,499,848       7,194,529
Net transfers(1)                                      5,582,174       8,434,821       2,052,501       3,594,936      18,717,987
Transfers for policy loans                                2,466         (76,008)        (42,830)         (7,223)        (73,703)
Policy charges                                         (346,469)       (774,609)       (230,988)       (365,433)     (1,210,194)
Contract terminations:
   Surrender benefits                                  (131,902)       (294,593)        (67,812)       (154,113)       (595,281)
   Death benefits                                            --          (4,253)             --              --             (24)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,921,762      11,543,466       3,231,990       5,568,015      24,033,314
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,846,753      11,327,807       2,588,085       4,931,550      12,096,095
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   9,772,500    $ 19,316,039    $  5,020,373    $  8,707,447    $ 33,964,748
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,004,254      12,595,870       2,459,460       6,233,984       9,095,024
Contract purchase payments                            1,491,564       5,256,306       1,548,403       3,665,606       5,467,752
Net transfers(1)                                      4,387,634      10,193,397       2,006,481       5,122,844      13,933,901
Transfers for policy loans                                2,316         (94,123)        (40,575)         (9,185)        (57,411)
Policy charges                                         (282,796)       (912,186)       (230,336)       (539,687)       (928,747)
Contract terminations:
   Surrender benefits                                  (115,295)       (424,251)        (81,164)       (254,032)       (485,264)
   Death benefits                                            --          (4,899)             --              --             (19)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,487,677      26,610,114       5,662,269      14,219,530      27,025,236
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGT             FIG             FAG             FIP             FGW
OPERATIONS
Investment income (loss) -- net                   $     (44,738)   $    (31,997)   $    (67,920)   $    (36,409)   $   (123,946)
Net realized gain (loss) on sales of investments       (386,028)       (164,536)       (409,597)        (17,873)       (206,989)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (2,361,491)     (5,506,829)     (2,143,028)       (500,117)     (4,425,110)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,792,257)     (5,703,362)     (2,620,545)       (554,399)     (4,756,045)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,054,920       5,926,924       2,981,252       1,371,755       4,247,058
Net transfers(1)                                         89,117       4,744,517         187,701       2,630,879       4,840,057
Transfers for policy loans                              (39,912)        (53,346)        (28,365)        (14,137)        (49,254)
Policy charges                                         (352,074)     (1,044,772)       (567,402)       (188,942)       (758,596)
Contract terminations:
   Surrender benefits                                  (114,441)       (400,659)       (151,808)       (106,613)       (378,039)
   Death benefits                                          (100)         (3,687)             --              --          (6,699)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,637,510       9,168,977       2,421,378       3,692,942       7,894,527
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,793,976      15,760,246       7,786,649       3,010,665      11,529,113
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   4,639,229    $ 19,225,861    $  7,587,482    $  6,149,208    $ 14,667,595
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               12,968,976      24,849,108      17,310,233       4,159,385      16,763,506
Contract purchase payments                            6,247,766      11,116,744       8,233,213       2,028,554       7,438,324
Net transfers(1)                                        198,020       8,286,843         279,956       3,874,496       7,734,967
Transfers for policy loans                             (129,316)        (99,459)        (76,402)        (19,926)        (89,787)
Policy charges                                       (1,051,698)     (2,068,429)     (1,462,371)       (269,538)     (1,375,655)
Contract terminations:
   Surrender benefits                                  (493,587)       (878,223)       (612,001)       (171,918)       (688,613)
   Death benefits                                          (245)         (6,393)             --              --         (11,645)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     17,739,916      41,200,191      23,672,628       9,601,053      29,771,097
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FDS             FPH             FIN             FNO             FVS
OPERATIONS
Investment income (loss) -- net                   $    (132,690)   $    521,484    $    (20,139)   $ (2,025,703)   $    (73,331)
Net realized gain (loss) on sales of investments        (59,314)       (119,557)        (94,693)    (27,243,690)       (264,059)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (5,680,709)       (463,847)       (955,096)    (59,062,276)     (2,798,205)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,872,713)        (61,920)     (1,069,928)    (88,331,669)     (3,135,595)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,955,293       1,143,895       2,649,452      52,462,744       3,494,876
Net transfers(1)                                      6,756,339       2,267,804         297,680     (38,450,861)         19,258
Transfers for policy loans                              (94,539)          9,261         (38,967)       (526,910)        (47,652)
Policy charges                                         (884,240)       (332,069)       (449,210)    (16,053,502)       (565,665)
Contract terminations:
   Surrender benefits                                  (335,378)        (94,190)       (114,724)     (8,682,280)       (156,766)
   Death benefits                                          (170)             --          (1,355)       (128,627)         (3,898)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       10,397,305       2,994,701       2,342,876     (11,379,436)      2,740,153
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,082,775       4,367,280       6,137,754     287,829,930       8,403,404
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,607,367    $  7,300,061    $  7,410,702    $188,118,825    $  8,007,962
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               13,315,317       4,713,296      12,061,934     229,365,799      14,086,969
Contract purchase payments                            6,907,771       1,260,003       5,626,242      51,731,468       7,249,921
Net transfers(1)                                      8,779,358       2,509,180         638,223     (38,429,942)       (169,741)
Transfers for policy loans                             (130,623)         10,270         (82,277)       (509,901)       (100,837)
Policy charges                                       (1,230,477)       (352,800)       (889,838)    (15,336,383)     (1,096,568)
Contract terminations:
   Surrender benefits                                  (562,442)       (132,323)       (337,099)     (9,699,077)       (442,326)
   Death benefits                                          (230)             --          (3,052)       (123,459)         (9,299)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,078,674       8,007,626      17,014,133     216,998,505      19,518,119
===============================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FMI             FVA             FIC             FSP
OPERATIONS
Investment income (loss) -- net                   $    (263,942)   $   (288,323)   $    (69,448)   $   (152,495)
Net realized gain (loss) on sales of investments        (14,674)       (138,160)         (6,312)         (9,201)
Distributions from capital gains                      1,167,274         806,428              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,719,299)     (6,300,934)     (1,301,980)     (3,330,666)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,830,641)     (5,920,989)     (1,377,740)     (3,492,362)
===============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            8,945,203      12,223,281       2,711,729       5,529,799
Net transfers(1)                                     23,659,920      19,094,109       4,894,676      11,625,084
Transfers for policy loans                             (172,957)        (59,042)        (30,761)        (46,926)
Policy charges                                       (1,603,787)     (2,206,700)       (366,706)       (866,852)
Contract terminations:
   Surrender benefits                                  (735,715)       (963,175)       (119,328)       (411,502)
   Death benefits                                       (17,454)        (28,195)           (653)         (1,143)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       30,075,210      28,060,278       7,088,957      15,828,460
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      14,350,890      28,053,526       4,725,425       9,912,334
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  38,595,459    $ 50,192,815    $ 10,436,642    $ 22,248,432
===============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,732,936      19,730,635       8,156,564       8,497,427
Contract purchase payments                            6,493,401       9,159,506       5,024,147       5,341,239
Net transfers(1)                                     16,031,448      13,580,936       8,900,935      10,713,041
Transfers for policy loans                             (119,141)        (43,958)        (57,882)        (35,777)
Policy charges                                       (1,211,146)     (1,711,109)       (658,831)       (937,060)
Contract terminations:
   Surrender benefits                                  (600,657)       (795,599)       (266,356)       (443,528)
   Death benefits                                       (10,897)        (20,782)         (1,303)         (1,203)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,315,944      39,899,629      21,097,274      23,134,139
===============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              U              FEI              Y               V               IL
OPERATIONS
Investment income (loss) -- net                    $    (7,089,703)  $     10,333    $    671,501    $  4,882,460    $     80,755
Net realized gain (loss) on sales of investments       (21,494,097)         6,397          37,135        (268,603)    (10,672,282)
Distributions from capital gains                       124,530,218          5,453              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         (499,021,511)        22,703          38,981       1,711,632     (81,853,458)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (403,075,093)        44,886         747,617       6,325,489     (92,444,985)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             125,669,182        908,744       3,057,507      11,570,273      41,530,379
Net transfers(1)                                       (33,479,600)     1,212,682       3,005,337       1,549,651     (24,474,987)
Transfers for policy loans                              (4,772,104)       (21,278)        (70,713)       (422,424)       (822,398)
Policy charges                                         (48,409,334)      (190,204)     (1,466,997)     (6,522,269)    (12,553,814)
Contract terminations:
   Surrender benefits                                  (43,712,938)       (58,155)       (736,799)     (3,772,886)    (11,949,335)
   Death benefits                                         (567,404)            --          (8,257)       (137,243)       (144,230)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (5,272,198)     1,851,789       3,780,078       2,265,102      (8,414,385)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,245,313,720      3,520,146      13,543,423      85,476,399     320,034,481
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   836,966,429   $  5,416,821    $ 18,071,118    $ 94,066,990    $219,175,111
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 215,262,312      3,643,219       5,713,325      35,690,327     148,300,821
Contract purchase payments                              29,608,487        937,471       1,248,917       4,634,471      24,317,212
Net transfers(1)                                        (8,397,318)     1,261,373       1,239,290         921,055     (15,063,662)
Transfers for policy loans                              (1,020,493)       (22,658)        (29,089)       (170,621)       (457,116)
Policy charges                                         (11,646,215)      (199,373)       (620,609)     (2,831,239)     (7,482,567)
Contract terminations:
   Surrender benefits                                  (10,568,123)       (65,924)       (304,769)     (1,538,485)     (7,358,973)
   Death benefits                                         (146,421)            --          (3,372)        (52,483)        (98,927)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       213,092,229      5,554,108       7,243,693      36,653,025     142,156,788
=================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                    $  5,016,639    $  1,809,329    $     (2,978)   $    277,202    $     (1,594)
Net realized gain (loss) on sales of investments     (4,443,173)            427         (21,833)          2,454         (40,498)
Distributions from capital gains                        102,336              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (123,553,064)          2,918        (213,703)        (80,226)        (12,212)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (122,877,262)      1,812,674        (238,514)        199,430         (54,304)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           61,862,093      40,646,761         886,467       2,668,681         258,872
Net transfers(1)                                    (23,844,678)    (19,821,813)      1,023,440      10,468,190         356,275
Transfers for policy loans                           (2,060,664)       (437,042)         (4,719)         17,018             118
Policy charges                                      (29,659,084)     (8,174,659)       (116,514)       (362,508)        (32,847)
Contract terminations:
   Surrender benefits                               (22,644,539)     (2,827,883)        (12,911)       (133,017)         (2,122)
   Death benefits                                      (231,592)         (5,428)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (16,578,464)      9,379,936       1,775,763      12,658,364         580,296
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     608,504,289      57,190,200         832,509         610,155          97,768
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $469,048,563    $ 68,382,810    $  2,369,758    $ 13,467,949    $    623,760
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              143,706,891      31,841,861         932,662         568,365         114,993
Contract purchase payments                           17,655,889      22,231,893       1,148,603       2,355,138         367,000
Net transfers(1)                                     (6,707,916)    (10,690,500)      1,304,048       9,255,906         472,686
Transfers for policy loans                             (569,221)       (236,543)         (6,348)         14,852            (319)
Policy charges                                       (8,838,033)     (4,524,740)       (147,971)       (315,540)        (47,066)
Contract terminations:
   Surrender benefits                                (6,640,774)     (1,637,701)        (22,889)       (121,014)         (3,205)
   Death benefits                                       (86,576)         (1,895)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    138,520,260      36,982,375       3,208,105      11,757,707         904,089
===============================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                     $    271,284    $     23,759    $     (1,733)   $    314,670    $     59,892
Net realized gain (loss) on sales of investments              22            (504)         (5,648)         (5,805)          4,306
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (642)        205,389           8,428        (260,957)        (20,534)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              270,664         228,644           1,047          47,908          43,664
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            16,733,521       1,760,295          80,158       1,177,972         890,807
Net transfers(1)                                       3,681,202      12,751,705         110,062       5,374,555       3,998,845
Transfers for policy loans                               120,463         (22,278)         (1,877)        (11,942)         78,441
Policy charges                                        (1,564,616)       (216,304)        (10,633)       (140,157)       (123,590)
Contract terminations:
    Surrender benefits                                  (474,469)        (97,627)         (7,951)        (43,525)       (202,969)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        18,496,101      14,175,791         169,759       6,356,903       4,641,534
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,096,748         269,172         109,451         745,358         127,441
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 22,863,513    $ 14,673,607    $    280,257    $  7,150,169    $  4,812,639
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,973,776         272,852         141,154         804,192         118,812
Contract purchase payments                            15,901,546       1,805,810         111,158       1,228,254         796,429
Net transfers(1)                                       3,519,286      12,965,865         146,395       5,588,192       3,564,792
Transfers for policy loans                               115,071         (22,980)         (2,622)        (12,345)         68,966
Policy charges                                        (1,459,845)       (221,761)        (14,700)       (144,145)       (109,904)
Contract terminations:
    Surrender benefits                                  (476,350)       (104,854)        (11,453)        (47,871)       (182,432)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,573,484      14,694,932         369,932       7,416,277       4,256,663
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGB             FGR            FIE              FMF             FND
OPERATIONS
Investment income (loss) -- net                     $     27,747    $    (61,554)   $      2,749    $     27,821    $   (298,541)
Net realized gain (loss) on sales of investments             973         (90,685)        (62,256)        (28,115)        (98,898)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (16,471)     (2,139,731)       (147,032)       (136,357)     (6,499,837)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               12,249      (2,291,970)       (206,539)       (136,651)     (6,897,276)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               330,262       4,342,085         463,028       1,038,634      21,335,131
Net transfers(1)                                       1,159,771       3,823,656         333,288       1,487,932      27,620,907
Transfers for policy loans                                 9,372         (49,913)         (3,923)         (6,583)       (211,478)
Policy charges                                           (52,396)       (548,978)        (64,007)       (201,002)     (3,469,137)
Contract terminations:
    Surrender benefits                                   (16,631)        (76,801)         (4,716)        (11,218)       (893,719)
    Death benefits                                            --              --              --              --         (24,182)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,430,378       7,490,049         723,670       2,307,763      44,357,522
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          214,503       4,494,469         476,141         566,546      33,486,784
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  1,657,130    $  9,692,548    $    993,272    $  2,737,658    $ 70,947,030
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   200,321       5,835,019         554,025         590,535      32,255,078
Contract purchase payments                               310,022       7,378,052         705,777       1,177,060      24,292,365
Net transfers(1)                                       1,085,730       6,359,146         486,714       1,708,602      31,573,158
Transfers for policy loans                                 8,601         (84,000)         (5,476)         (7,718)       (239,160)
Policy charges                                           (34,637)       (932,887)        (96,714)       (233,197)     (3,843,786)
Contract terminations:
    Surrender benefits                                   (29,169)       (165,710)         (8,265)        (14,523)     (1,227,987)
    Death benefits                                            --              --              --              --         (22,214)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
================================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FIV             FSM            FSA              FCA             FCD
OPERATIONS
Investment income (loss) -- net                     $      5,596    $    (16,478)   $    (27,393)   $    (24,701)   $    (21,168)
Net realized gain (loss) on sales of investments         (16,165)         (3,437)        (70,428)        (14,453)         (9,531)
Distributions from capital gains                              --              --              --         334,902              --
Net change in unrealized appreciation or
  depreciation of investments                           (351,202)        113,812      (1,305,987)       (873,698)        (85,311)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (361,771)         93,897      (1,403,808)       (577,950)       (116,010)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,164,888       1,054,730       2,665,080       1,824,650       1,080,947
Net transfers(1)                                       6,968,654       2,427,206       2,457,345       1,852,475       1,988,150
Transfers for policy loans                                (2,157)         (1,257)        (32,894)        (14,980)         (9,026)
Policy charges                                          (235,097)       (106,341)       (351,889)       (214,848)       (118,119)
Contract terminations:
    Surrender benefits                                   (76,699)        (21,461)        (49,191)        (46,883)        (19,496)
    Death benefits                                            --              --            (387)           (249)             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,819,589       3,352,877       4,688,064       3,400,165       2,922,456
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          953,239         488,242       2,448,854       1,558,023       1,026,294
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  9,411,057    $  3,935,016    $  5,733,110    $  4,380,238    $  3,832,740
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,789         490,112       2,824,448       1,776,427       1,024,134
Contract purchase payments                             2,671,068       1,184,811       4,226,117       2,625,264       1,193,102
Net transfers(1)                                       8,648,348       2,735,475       3,607,190       2,569,643       2,143,200
Transfers for policy loans                                (1,798)         (1,512)        (58,485)        (20,922)         (9,487)
Policy charges                                          (295,087)       (117,995)       (551,360)       (306,765)       (127,773)
Contract terminations:
    Surrender benefits                                  (103,270)        (26,732)       (102,567)        (75,807)        (24,629)
    Death benefits                                            --              --            (721)           (405)             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGI             FIR            FVL              FSB             FEG
OPERATIONS
Investment income (loss) -- net                     $ (3,201,811)   $    (27,861)   $    (31,849)   $     35,729    $     (9,283)
Net realized gain (loss) on sales of investments      (2,933,104)         (2,409)         11,172          (4,724)         (5,769)
Distributions from capital gains                              --         119,628              --          19,347              --
Net change in unrealized appreciation or
  depreciation of investments                        (99,566,372)       (914,369)      2,643,243         (71,023)        (92,360)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (105,701,287)       (825,011)      2,622,566         (20,671)       (107,412)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            77,753,841       1,505,030       5,035,494         178,561         525,264
Net transfers(1)                                      (7,648,120)      4,888,535      15,843,989         822,606         448,764
Transfers for policy loans                            (1,368,069)        (11,654)       (104,394)           (193)         (5,277)
Policy charges                                       (21,171,846)       (149,791)       (819,274)        (24,247)        (62,716)
Contract terminations:
    Surrender benefits                               (15,808,740)        (61,753)       (311,321)           (505)        (22,336)
    Death benefits                                      (134,903)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        31,622,163       6,170,367      19,644,494         976,222         883,699
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      429,552,535       1,073,610      10,468,022         110,913         680,251
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $355,473,411    $  6,418,966    $ 32,735,082    $  1,066,464    $  1,456,538
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               241,424,864       1,184,141      10,127,452         114,256         694,763
Contract purchase payments                            53,020,512       2,193,343       4,676,098         197,146         667,584
Net transfers(1)                                      (6,089,918)      7,039,682      14,685,706         906,039         549,392
Transfers for policy loans                              (916,315)        (17,781)        (97,009)           (225)         (7,092)
Policy charges                                       (14,566,316)       (217,121)       (752,167)        (25,318)        (79,279)
Contract terminations:
    Surrender benefits                               (11,512,560)        (95,221)       (313,800)         (2,160)        (30,060)
    Death benefits                                       (97,519)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
================================================================================================================================

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSC             FGC            FMP              FOS             FRE
OPERATIONS
Investment income (loss) -- net                     $   (139,402)   $    (32,090)   $   (111,709)   $     37,405    $     50,235
Net realized gain (loss) on sales of investments        (200,933)         (5,072)         (8,534)        (19,843)            152
Distributions from capital gains                              --          64,456              --          93,526              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,186,992)        (55,494)        890,635        (609,567)        240,426
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (2,527,327)        (28,200)        770,392        (498,479)        290,813
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             5,512,027       3,112,822       6,051,309       1,147,159       1,331,548
Net transfers(1)                                       1,080,739      10,798,153      17,395,451       2,872,555       5,115,915
Transfers for policy loans                               (54,010)        (37,999)        (62,449)          5,687         (15,021)
Policy charges                                          (896,468)       (347,152)       (733,225)       (130,123)       (145,426)
Contract terminations:
    Surrender benefits                                  (363,757)        (93,786)       (325,397)        (39,954)        (47,013)
    Death benefits                                             2              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,278,533      13,432,038      22,325,689       3,855,324       6,240,003
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       15,823,631       1,290,219       3,566,086       1,058,653         270,326
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 18,574,837    $ 14,694,057    $ 26,662,167    $  4,415,498    $  6,801,142
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,310,722       1,301,749       3,029,401       1,199,790         233,481
Contract purchase payments                             4,926,566       3,506,577       5,604,627       1,555,019       1,123,509
Net transfers(1)                                         911,031      12,164,327      16,056,885       3,924,125       4,312,862
Transfers for policy loans                               (45,167)        (42,689)        (57,806)          8,275         (12,370)
Policy charges                                          (766,510)       (402,719)       (670,873)       (211,784)       (121,050)
Contract terminations:
    Surrender benefits                                  (384,875)       (114,594)       (311,313)        (60,943)        (41,377)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSV             FIF            FIS              FSE             FUE
OPERATIONS
Investment income (loss) -- net                     $     (8,612)   $    176,451    $      4,400    $     (3,432)   $     (1,797)
Net realized gain (loss) on sales of investments          (1,120)        (62,796)         (1,726)              6         (25,308)
Distributions from capital gains                          22,083       2,042,062              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            220,369      (3,718,196)         10,284         154,305        (221,732)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              232,720      (1,562,479)         12,958         150,879        (248,837)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               569,755       2,572,929         151,470         655,902       1,226,054
Net transfers(1)                                       3,096,275       2,302,950         426,979       1,523,872       3,053,969
Transfers for policy loans                               (28,129)        (38,402)          2,266            (706)         (8,602)
Policy charges                                           (72,560)       (454,687)        (16,853)        (72,534)       (150,419)
Contract terminations:
    Surrender benefits                                   (43,564)       (204,020)         (1,953)        (17,414)        (46,506)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,521,777       4,178,770         561,909       2,089,120       4,074,496
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           92,256       8,711,516          68,626         348,086       1,105,891
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  3,846,753    $ 11,327,807    $    643,493    $  2,588,085    $  4,931,550
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    81,251       8,063,174          70,298         342,767       1,219,898
Contract purchase payments                               475,499       2,714,664         166,395         666,975       1,530,116
Net transfers(1)                                       2,568,198       2,559,582         464,228       1,541,676       3,741,449
Transfers for policy loans                               (22,807)        (36,582)          2,627            (702)        (11,031)
Policy charges                                           (60,534)       (450,482)        (16,869)        (72,187)       (185,557)
Contract terminations:
    Surrender benefits                                   (37,353)       (254,486)         (3,639)        (19,069)        (60,891)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,004,254      12,595,870         683,040       2,459,460       6,233,984
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FMC             FAG            FGT              FIG             FIP
OPERATIONS
Investment income (loss) -- net                     $     66,288    $    (52,502)   $    (10,498)   $    (10,803)   $    (11,408)
Net realized gain (loss) on sales of investments             366         (53,697)       (123,280)        (25,760)         (2,344)
Distributions from capital gains                         536,576              --              --              --           5,234
Net change in unrealized appreciation or
  depreciation of investments                            107,132      (2,638,902)     (1,971,927)     (1,719,334)       (277,122)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              710,362      (2,745,101)     (2,105,705)     (1,755,897)       (285,640)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,152,879       3,636,498       2,536,255       4,364,965         578,101
Net transfers(1)                                       9,150,524       3,030,827       1,916,159       9,158,545       2,520,884
Transfers for policy loans                                 4,895         (33,614)        (24,328)        (51,798)          6,010
Policy charges                                          (217,365)       (470,748)       (315,276)       (536,904)        (57,004)
Contract terminations:
    Surrender benefits                                   (97,853)        (93,994)        (90,030)       (201,395)        (27,352)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,993,080       6,068,969       4,022,780      12,733,413       3,020,639
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          392,653       4,462,781       3,876,901       4,782,730         275,666
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 12,096,095    $  7,786,649    $  5,793,976    $ 15,760,246    $  3,010,665
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   327,812       5,937,849       5,390,454       5,721,975         286,622
Contract purchase payments                             1,722,481       7,073,842       5,077,086       6,590,352         758,423
Net transfers(1)                                       7,291,486       5,488,616       3,387,534      13,733,647       3,218,970
Transfers for policy loans                                 4,955         (70,479)        (54,370)        (70,631)          8,482
Policy charges                                          (172,247)       (888,193)       (594,369)       (791,024)        (73,707)
Contract terminations:
    Surrender benefits                                   (79,463)       (231,402)       (237,359)       (335,211)        (39,405)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,095,024      17,310,233      12,968,976      24,849,108       4,159,385
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGW             FDS            FPH              FIN             FNO
OPERATIONS
Investment income (loss) -- net                     $    (48,132)   $    (54,661)   $    389,009    $    (40,682)   $ (2,749,346)
Net realized gain (loss) on sales of investments          (9,055)        (10,930)        (37,294)         (3,812)     (6,042,819)
Distributions from capital gains                          26,071         123,787              --              --      57,825,740
Net change in unrealized appreciation or
  depreciation of investments                           (985,505)        158,445        (280,601)     (1,266,992)   (169,289,316)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,016,621)        216,641          71,114      (1,311,486)   (120,255,741)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,781,376       2,997,082         836,537       2,798,761      74,138,723
Net transfers(1)                                       8,188,452       6,915,600       1,174,318       1,854,797      (6,933,256)
Transfers for policy loans                                (2,106)        (24,881)            990         (14,364)       (896,264)
Policy charges                                          (330,806)       (357,577)       (207,408)       (326,891)    (17,582,750)
Contract terminations:
    Surrender benefits                                   (99,597)        (97,971)        (31,390)        (77,163)    (13,115,244)
    Death benefits                                            --              --              --          (2,728)        (30,810)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,537,319       9,432,253       1,773,047       4,232,412      35,580,399
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,008,415       2,433,881       2,523,119       3,216,828     372,505,272
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 11,529,113    $ 12,082,775    $  4,367,280    $  6,137,754    $287,829,930
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,175,333       2,518,391       2,796,817       4,467,894     205,937,600
Contract purchase payments                             3,896,557       3,463,153         907,181       5,108,520      53,652,825
Net transfers(1)                                      11,308,702       7,892,126       1,267,717       3,267,247      (6,726,326)
Transfers for policy loans                                (1,609)        (29,255)            865         (24,807)       (618,972)
Policy charges                                          (455,201)       (407,724)       (212,718)       (585,031)    (12,643,365)
Contract terminations:
    Surrender benefits                                  (160,276)       (121,374)        (46,566)       (166,578)    (10,171,494)
    Death benefits                                            --              --              --          (5,311)        (64,469)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      16,763,506      13,315,317       4,713,296      12,061,934     229,365,799
================================================================================================================================


See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FVS             FMI            FVA              FIC             FSP
OPERATIONS
Investment income (loss) -- net                     $    (50,523)   $    (44,746)   $    (76,224)   $    (24,490)   $    (33,500)
Net realized gain (loss) on sales of investments         (73,134)            821           7,330         (14,104)         (2,756)
Distributions from capital gains                         519,406         204,020          93,713         578,266              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,233,239)      1,289,677       1,362,113      (1,125,768)        577,467
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,837,490)      1,449,772       1,386,932        (586,096)        541,211
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,685,759       2,331,902       4,615,329       1,433,063       1,891,301
Net transfers(1)                                       3,488,285      10,090,450      21,974,741       2,636,427       6,850,038
Transfers for policy loans                               (40,053)        (28,008)        (12,197)        (12,271)        (10,121)
Policy charges                                          (434,660)       (246,708)       (514,306)       (158,779)       (202,873)
Contract terminations:
    Surrender benefits                                   (89,459)        (89,874)       (211,005)        (55,323)        (97,572)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,609,872      12,057,762      25,852,562       3,843,117       8,430,773
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,631,022         843,356         814,032       1,468,404         940,350
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  8,403,404    $ 14,350,890    $ 28,053,526    $  4,725,425    $  9,912,334
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,011,016         735,242         645,018       1,980,589         889,813
Contract purchase payments                             5,781,472       1,754,786       3,427,544       2,298,405       1,723,377
Net transfers(1)                                       5,190,217       7,515,629      16,219,430       4,239,117       6,165,569
Transfers for policy loans                               (59,373)        (19,431)         (7,331)        (19,165)         (8,880)
Policy charges                                          (671,376)       (183,233)       (390,834)       (224,417)       (181,091)
Contract terminations:
    Surrender benefits                                  (164,987)        (70,057)       (163,192)       (117,965)        (91,361)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      14,086,969       9,732,936      19,730,635       8,156,564       8,497,427
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
----------------------------------------------------------------------------------------------------------------
U              IDS Life Series Fund - Equity Portfolio                                                43,705,307
FEI            IDS Life Series Fund - Equity Income Portfolio                                            873,482
Y              IDS Life Series Fund - Government Securities Portfolio                                  2,259,642
V              IDS Life Series Fund - Income Portfolio                                                 9,219,202
IL             IDS Life Series Fund - International Equity Portfolio                                  17,688,448

X              IDS Life Series Fund - Managed Portfolio                                               28,294,619
W              IDS Life Series Fund - Money Market Portfolio                                          62,919,263
FBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      439,024
FBD            AXP(R) Variable Portfolio - Bond Fund(1)                                                2,910,030
FCR            AXP(R) Variable Portfolio - Capital Resource Fund                                          80,378

FCM            AXP(R) Variable Portfolio - Cash Management Fund                                       31,893,391
FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                              3,356,003
FEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                         170,614
FEX            AXP(R) Variable Portfolio - Extra Income Fund(2)                                        2,689,764
FFI            AXP(R) Variable Portfolio - Federal Income Fund(3)                                      1,760,360

FGB            AXP(R) Variable Portfolio - Global Bond Fund                                              609,315
FGR            AXP(R) Variable Portfolio - Growth Fund                                                 2,372,483
FIE            AXP(R) Variable Portfolio - International Fund                                            202,651
FMF            AXP(R) Variable Portfolio - Managed Fund                                                  328,552
FND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      7,207,728

FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                          2,789,554
FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                      741,188
FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      890,152
FCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                       361,831
FCD            AIM V.I. Capital Development Fund, Series I Shares                                        517,383

FGI            AIM V.I. Core Equity Fund, Series I Shares                                             16,373,909
FIR            American Century(R) VP International, Class I                                           2,086,694
FVL            American Century(R) VP Value, Class I                                                   8,802,155
FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                 1,410,412
FEG            Credit Suisse Trust - Emerging Growth Portfolio                                           168,665

FSC            Credit Suisse Trust - Small Cap Growth Portfolio                                        1,577,038
FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                 3,312,837
FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                         3,039,423
FOS            Fidelity(R) VIP Overseas Portfolio Service Class                                          625,987
FRE            FTVIPT Franklin Real Estate Fund - Class 2                                              1,192,401

FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               1,016,909
FIF            FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                   2,050,535
FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                          546,287
FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             1,025,612
FMC            Goldman Sachs VIT Mid Cap Value Fund                                                    3,201,201

FGT            Janus Aspen Series Global Technology Portfolio: Service Shares                          1,924,991
FIG            Janus Aspen Series International Growth Portfolio: Service Shares                       1,119,084
FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                               485,754
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP            Lazard Retirement International Equity Portfolio                                          758,225

FGW            MFS(R) Investors Growth Stock Series - Service Class                                    2,098,368
FDS            MFS(R) New Discovery Series - Service Class                                             1,599,939
FPH            Putnam VT High Yield Fund - Class IB Shares                                             1,035,470
FIN            Putnam VT International New Opportunities Fund - Class IB Shares                          885,389
FNO            Putnam VT New Opportunities Fund - Class IA Shares                                     16,189,228

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
----------------------------------------------------------------------------------------------------------------
FVS            Putnam VT Vista Fund - Class IB Shares                                                  1,017,530
FMI            Royce Micro-Cap Portfolio                                                               5,078,350
FVA            Third Avenue Value Portfolio                                                            3,348,420
FIC            Wanger International Small Cap                                                            786,484
FSP            Wanger U.S. Smaller Companies                                                           1,201,968

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Succession Select(SM) Variable Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                                                               0.70%
IDS Life Series Fund - Equity Income Portfolio                                                                        0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                0.70%
IDS Life Series Fund - Income Portfolio                                                                               0.70%
IDS Life Series Fund - International Equity Portfolio                                                                 0.95%

IDS Life Series Fund - Managed Portfolio                                                                              0.70%
IDS Life Series Fund - Money Market Portfolio                                                                         0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                          0.630% to 0.570%

AXP(R) Variable Portfolio - Cash Management Fund                                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                          1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.610% to 0.535%

AXP(R) Variable Portfolio - Global Bond Fund                                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.630% to 0.570%

AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                             MAXIMUM                    MAXIMUM
                                                                           ADJUSTMENT                 ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                       N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                             0.08%                    0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                      0.12%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                                0.12%                    0.12%

AXP(R) Variable Portfolio - International Fund                                          N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                                N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   0.12%                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    N/A                     0.12%

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%

AXP(R) Variable Portfolio - Emerging Markets Fund                               0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%

AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT   INVESTMENT                                                            PURCHASES
----------------------------------------------------------------------------------------------
U            IDS Life Series Fund - Equity Portfolio                             $  20,128,674
FEI          IDS Life Series Fund - Equity Income Portfolio                          3,620,781
Y            IDS Life Series Fund - Government Securities Portfolio                  7,839,582
V            IDS Life Series Fund - Income Portfolio                                 7,188,231
IL           IDS Life Series Fund - International Equity Portfolio                   6,776,852

X            IDS Life Series Fund - Managed Portfolio                               13,455,391
W            IDS Life Series Fund - Money Market Portfolio                          16,603,607
FBC          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    1,398,193
FBD          AXP(R) Variable Portfolio - Bond Fund                                  18,064,522
FCR          AXP(R) Variable Portfolio - Capital Resource Fund                         974,239

FCM          AXP(R) Variable Portfolio - Cash Management Fund                       25,644,623
FDE          AXP(R) Variable Portfolio - Diversified Equity Income Fund             18,188,980
FEM          AXP(R) Variable Portfolio - Emerging Markets Fund                       1,079,153
FEX          AXP(R) Variable Portfolio - Extra Income Fund                          10,369,969
FFI          AXP(R) Variable Portfolio - Federal Income Fund                        14,717,639

FGB          AXP(R) Variable Portfolio - Global Bond Fund                            4,732,088
FGR          AXP(R) Variable Portfolio - Growth Fund                                 5,326,808
FIE          AXP(R) Variable Portfolio - International Fund                            820,166
FMF          AXP(R) Variable Portfolio - Managed Fund                                2,786,432
FND          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     40,845,883

FIV          AXP(R) Variable Portfolio - S&P 500 Index Fund                         11,916,330
FSM          AXP(R) Variable Portfolio - Small Cap Advantage Fund                    3,817,278
FSA          AXP(R) Variable Portfolio - Strategy Aggressive Fund                    2,022,775
FCA          AIM V.I. Capital Appreciation Fund, Series I Shares                     3,153,503
FCD          AIM V.I. Capital Development Fund, Series I Shares                      2,773,574

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

SUBACCOUNT   INVESTMENT                                                                           PURCHASES
-------------------------------------------------------------------------------------------------------------
FGI          AIM V.I. Core Equity Fund, Series I Shares                                         $  14,886,423
FIR          American Century(R) VP International, Class I                                          7,108,193
FVL          American Century(R) VP Value, Class I                                                 30,195,164
FSB          Calvert Variable Series, Inc. Social Balanced Portfolio                                1,391,493
FEG          Credit Suisse Trust - Emerging Growth Portfolio                                          464,966

FSC          Credit Suisse Trust - Small Cap Growth Portfolio                                       3,804,670
FGC          Fidelity(R) VIP Growth & Income Portfolio Service Class                               25,797,107
FMP          Fidelity(R) VIP Mid Cap Portfolio Service Class                                       31,734,981
FOS          Fidelity(R) VIP Overseas Portfolio Service Class                                       4,345,466
FRE          FTVIPT Franklin Real Estate Fund - Class 2                                            15,232,350

FSV          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              7,165,504
FIF          FTVIPT Templeton Foreign Securities Fund - Class 2                                    11,966,020
FSE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                       3,404,881
FUE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            5,788,416
FMC          Goldman Sachs VIT Mid Cap Value Fund                                                  24,289,224

FGT          Janus Aspen Series Global Technology Portfolio: Service Shares                         1,956,884
FIG          Janus Aspen Series International Growth Portfolio: Service Shares                      9,585,775
FAG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            2,866,786
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP          Lazard Retirement International Equity Portfolio                                       3,783,141

FGW          MFS(R) Investors Growth Stock Series - Service Class                                   8,317,761
FDS          MFS(R) New Discovery Series - Service Class                                           10,427,781
FPH          Putnam VT High Yield Fund - Class IB Shares                                            4,040,019
FIN          Putnam VT International New Opportunities Fund - Class IB Shares                       2,583,947
FNO          Putnam VT New Opportunities Fund - Class IA Shares                                    14,134,153

FVS          Putnam VT Vista Fund - Class IB Shares                                                 3,131,973
FMI          Royce Micro-Cap Portfolio                                                             31,092,195
FVA          Third Avenue Value Portfolio                                                          29,235,042
FIC          Wanger International Small Cap                                                         7,055,294
FSP          Wanger U.S. Smaller Companies                                                         15,731,564

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                          U           FEI           Y            V            IL
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     5.79   $     0.97   $     2.37   $     2.39   $     2.16
At Dec. 31, 2001                      $     3.93   $     0.98   $     2.49   $     2.57   $     1.54
At Dec. 31, 2002                      $     2.57   $     0.78   $     2.72   $     2.75   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         213,092        5,554        7,244       36,653      142,157
At Dec. 31, 2002                         193,612        8,661        8,993       32,957      125,216
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  836,966   $    5,417   $   18,071   $   94,067   $  219,175
At Dec. 31, 2002                      $  496,983   $    6,785   $   24,467   $   90,521   $  157,601
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.13%        1.15%        5.12%        6.16%        0.93%
For the year ended Dec. 31, 2002            0.34%        1.55%        4.34%        5.15%        0.74%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (32.12%)       1.03%        5.06%        7.53%      (28.70%)
For the year ended Dec. 31, 2002          (34.61%)     (20.41%)       9.24%        7.00%      (18.18%)
----------------------------------------------------------------------------------------------------

                                          X            W           FBC          FBD          FCR
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     4.23   $     1.80   $     0.89   $     1.07   $     0.85
At Dec. 31, 2001                      $     3.39   $     1.85   $     0.74   $     1.15   $     0.69
At Dec. 31, 2002                      $     2.57   $     1.86   $     0.57   $     1.20   $     0.53
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         138,520       36,982        3,208       11,758          904
At Dec. 31, 2002                         123,110       33,821        4,869       25,601        2,365
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  469,049   $   68,383   $    2,370   $   13,468   $      624
At Dec. 31, 2002                      $  316,248   $   62,782   $    2,757   $   30,671   $    1,261
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.90%        3.75%        0.71%        6.31%        0.41%
For the year ended Dec. 31, 2002            1.73%        1.30%        0.81%        5.11%        0.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (19.86%)       2.78%      (16.85%)       7.48%      (18.82%)
For the year ended Dec. 31, 2002          (24.19%)       0.54%      (22.97%)       4.35%      (23.19%)
----------------------------------------------------------------------------------------------------

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

                                         FCM          FDE          FEM          FEX          FFI
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     0.99   $     0.78   $     0.93   $     1.07
At Dec. 31, 2001                      $     1.06   $     1.00   $     0.76   $     0.96   $     1.13
At Dec. 31, 2002                      $     1.06   $     0.80   $     0.71   $     0.89   $     1.19
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          21,573       14,695          370        7,416        4,257
At Dec. 31, 2002                          30,036       33,573        1,680       17,181       15,724
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   22,864   $   14,674   $      280   $    7,150   $    4,813
At Dec. 31, 2002                      $   31,911   $   26,902   $    1,193   $   15,347   $   18,645
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            3.13%        1.41%        0.02%       10.78%        4.42%
For the year ended Dec. 31, 2002            1.14%        1.63%          --         7.65%        2.89%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            2.91%        1.01%       (2.56%)       3.23%        5.61%
For the year ended Dec. 31, 2002            0.00%      (20.00%)      (6.58%)      (7.29%)       5.31%
----------------------------------------------------------------------------------------------------

                                         FGB          FGR          FIE          FMF          FND
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.07   $     0.77   $     0.86   $     0.96   $     1.04
At Dec. 31, 2001                      $     1.08   $     0.53   $     0.61   $     0.85   $     0.86
At Dec. 31, 2002                      $     1.23   $     0.39   $     0.49   $     0.73   $     0.66
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           1,541       18,390        1,636        3,221       82,787
At Dec. 31, 2002                           5,217       29,573        2,713        5,364      134,661
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    1,657   $    9,693   $      993   $    2,738   $   70,947
At Dec. 31, 2002                      $    6,393   $   11,415   $    1,335   $    3,935   $   89,327
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            4.25%          --         1.29%        2.63%        0.26%
For the year ended Dec. 31, 2002            4.82%        0.09%        1.03%        2.69%        0.52%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            0.93%      (31.17%)     (29.07%)     (11.46%)     (17.31%)
For the year ended Dec. 31, 2002           13.89%      (26.42%)     (19.67%)     (14.12%)     (23.26%)
----------------------------------------------------------------------------------------------------

                                         FIV          FSM          FSA          FCA          FCD
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.91   $     1.00   $     0.87   $     0.88   $     1.00
At Dec. 31, 2001                      $     0.79   $     0.92   $     0.58   $     0.67   $     0.91
At Dec. 31, 2002                      $     0.60   $     0.76   $     0.39   $     0.50   $     0.71
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          11,971        4,264        9,945        6,567        4,199
At Dec. 31, 2002                          27,757        8,489       13,007       11,893        6,829
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    9,411   $    3,935   $    5,733   $    4,380   $    3,833
At Dec. 31, 2002                      $   16,779   $    6,438   $    5,057   $    5,945   $    4,858
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.03%          --         0.23%          --           --
For the year ended Dec. 31, 2002            1.01%          --           --           --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.19%)      (8.00%)     (33.33%)     (23.86%)      (9.00%)
For the year ended Dec. 31, 2002          (24.05%)     (17.39%)     (32.76%)     (25.37%)     (21.98%)
----------------------------------------------------------------------------------------------------

                                         FGI          FIR          FVL          FSB          FEG
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.78   $     0.91   $     1.03   $     0.97   $     0.98
At Dec. 31, 2001                      $     1.36   $     0.64   $     1.16   $     0.90   $     0.81
At Dec. 31, 2002                      $     1.14   $     0.50   $     1.00   $     0.78   $     0.57
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         261,263       10,087       28,326        1,190        1,795
At Dec. 31, 2002                         244,398       21,650       53,830        2,712        2,256
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  355,473   $    6,419   $   32,735   $    1,066   $    1,457
At Dec. 31, 2002                      $  278,193   $   10,872   $   53,869   $    2,116   $    1,282
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.05%        0.03%        0.73%        8.94%          --
For the year ended Dec. 31, 2002            0.32%        0.62%        0.70%        3.89%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (23.60%)     (29.67%)      12.62%       (7.22%)     (17.35%)
For the year ended Dec. 31, 2002          (16.18%)     (21.88%)     (13.79%)     (13.33%)     (29.63%)
----------------------------------------------------------------------------------------------------

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

                                         FSC          FGC          FMP          FOS          FRE
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.40   $     0.99   $     1.18   $     0.88   $     1.16
At Dec. 31, 2001                      $     1.16   $     0.90   $     1.13   $     0.69   $     1.24
At Dec. 31, 2002                      $     0.77   $     0.74   $     1.01   $     0.54   $     1.25
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          15,952       16,413       23,651        6,414        5,495
At Dec. 31, 2002                          19,146       48,405       52,717       12,601       17,027
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   18,575   $   14,694   $   26,662   $    4,415   $    6,801
At Dec. 31, 2002                      $   14,651   $   35,779   $   53,068   $    6,848   $   21,320
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.33%          --         2.48%        2.84%
For the year ended Dec. 31, 2002              --         0.78%        0.59%        0.53%        2.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (17.14%)      (9.09%)      (4.24%)     (21.59%)       6.90%
For the year ended Dec. 31, 2002          (33.62%)     (17.78%)     (10.62%)     (21.74%)       0.81%
----------------------------------------------------------------------------------------------------

                                         FSV          FIF          FSE          FUE          FMC
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.14   $     1.08   $     1.02   $     0.91   $     1.20
At Dec. 31, 2001                      $     1.28   $     0.90   $     1.05   $     0.79   $     1.33
At Dec. 31, 2002                      $     1.15   $     0.73   $     0.89   $     0.61   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           3,004       12,596        2,459        6,234        9,095
At Dec. 31, 2002                           8,488       26,610        5,662       14,220       27,025
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    3,847   $   11,328   $    2,588   $    4,932   $   12,096
At Dec. 31, 2002                      $    9,772   $   19,316   $    5,020   $    8,707   $   33,965
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.28%        2.82%        0.60%        0.83%        2.49%
For the year ended Dec. 31, 2002            0.37%        1.56%        0.36%        0.78%        1.50%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           12.28%      (16.67%)       2.94%      (13.19%)      10.83%
For the year ended Dec. 31, 2002          (10.16%)     (18.89%)     (15.24%)     (22.78%)      (5.26%)
----------------------------------------------------------------------------------------------------

                                         FGT          FIG          FAG          FIP          FGW
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.72   $     0.84   $     0.75   $     0.96   $     0.92
At Dec. 31, 2001                      $     0.45   $     0.63   $     0.45   $     0.72   $     0.69
At Dec. 31, 2002                      $     0.26   $     0.47   $     0.32   $     0.64   $     0.49
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          12,969       24,849       17,310        4,159       16,764
At Dec. 31, 2002                          17,740       41,200       23,673        9,601       29,771
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    5,794   $   15,760   $    7,787   $    3,011   $   11,529
At Dec. 31, 2002                      $    4,639   $   19,226   $    7,587   $    6,149   $   14,668
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.66%        0.78%          --         0.01%        0.04%
For the year ended Dec. 31, 2002              --         0.72%          --         0.09%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (37.50%)     (25.00%)     (40.00%)     (25.00%)     (25.00%)
For the year ended Dec. 31, 2002          (42.22%)     (25.40%)     (28.89%)     (11.11%)     (28.99%)
----------------------------------------------------------------------------------------------------

                                         FDS          FPH          FIN          FNO          FVS
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.97   $     0.90   $     0.72   $     1.81   $     0.91
At Dec. 31, 2001                      $     0.91   $     0.93   $     0.51   $     1.25   $     0.60
At Dec. 31, 2002                      $     0.61   $     0.91   $     0.44   $     0.87   $     0.41
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          13,315        4,713       12,062      229,366       14,087
At Dec. 31, 2002                          27,079        8,008       17,014      216,999       19,518
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   12,083   $    4,367   $    6,138   $  287,830   $    8,403
At Dec. 31, 2002                      $   16,607   $    7,300   $    7,411   $  188,119   $    8,008
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --        11.98%          --           --           --
For the year ended Dec. 31, 2002              --        10.20%        0.60%          --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (6.19%)       3.33%      (29.17%)     (30.94%)     (34.07%)
For the year ended Dec. 31, 2002          (32.97%)      (2.15%)     (13.73%)     (30.40%)     (31.67%)
----------------------------------------------------------------------------------------------------

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

                                         FMI          FVA          FIC          FSP
                                      -------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.15   $     1.26   $     0.74   $     1.06
At Dec. 31, 2001                      $     1.47   $     1.42   $     0.58   $     1.17
At Dec. 31, 2002                      $     1.27   $     1.26   $     0.49   $     0.96
---------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           9,733       19,731        8,157        8,497
At Dec. 31, 2002                          30,316       39,900       21,097       23,134
---------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   14,351   $   28,054   $    4,725   $    9,912
At Dec. 31, 2002                      $   38,595   $   50,193   $   10,437   $   22,248
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.14%          --         0.03%
For the year ended Dec. 31, 2002              --         0.22%          --           --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           27.83%       12.70%      (21.62%)      10.38%
For the year ended Dec. 31, 2002          (13.61%)     (11.27%)     (15.52%)     (17.95%)
---------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS SUCCESSION
                       SELECT(SM) VARIABLE LIFE INSURANCE

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919



                                                              S-6202-20 D (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
         No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 6 on Form S-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors and IDS Life Insurance Company is filed electronically herewith.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for Succession Select are filed electronically herewith.

(n) Consent of Independent Auditors for Succession Select dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated April 16, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, President
                                 (Name of Officer of the Depositor)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)

*    Signed  pursuant to Power of Attorney  dated April 9, 2002 as Exhibit  1.A.
     (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

*** Signed pursuant to Power of Attorney dated April 16, 2003 and is filed electronically herewith as Exhibit (r)(3).
By:




/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel